Prospectus
J.P. Morgan Money Market Funds
Institutional Class Shares
July 1, 2018, as supplemented March 7, 2019
INSTITUTIONAL FUNDS
JPMorgan Prime Money Market Fund
Ticker: JINXX
JPMorgan Institutional Tax Free Money Market Fund
Ticker: JOFXX
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund
Ticker: IJGXX
JPMorgan U.S. Treasury Plus Money Market Fund
Ticker: IJTXX
JPMorgan Federal Money Market Fund
Ticker: JFMXX
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Ticker: JTSXX
RETAIL FUNDS
JPMorgan Liquid Assets Money Market Fund
Ticker: IJLXX
JPMorgan Tax Free Money Market Fund
Ticker: JTFXX
JPMorgan Municipal Money Market Fund
Ticker: IJMXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund
Class/Ticker: Institutional/JINXX
The Fund’s Objective
The Fund seeks current income while seeking to maintain liquidity and a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.26
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	79	141	326
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
July 1, 2018  |  1

JPMorgan Prime Money Market Fund (continued)
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.

2  |   J.P. Morgan Money Market Funds

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due
July 1, 2018  |  3

JPMorgan Prime Money Market Fund (continued)
or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. It is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.98%
Worst Quarter	1Q, 2Q and 3Q 2014	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.35%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	1.07%	0.33%	0.54%

4  |   J.P. Morgan Money Market Funds

Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  5

JPMorgan Institutional Tax Free Money Market Fund
Class/Ticker: JOFXX
The Fund’s Objective
The Fund aims to provide current income, while seeking to maintain liquidity and a low volatility of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.26
Service Fees	0.10
Remainder of Other Expenses	0.16
Total Annual Fund Operating Expenses	0.34
Fee Waivers and/or Expense Reimbursements[1]	(0.13)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years
INSTITUTIONAL SHARES ($)	22	96
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations include a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, political subdivisions and other groups with authority to act for the municipalities and instruments that provide economic exposure to such obligations, including beneficial interests in municipal trust certificates and partnership trusts (“municipal obligations”). For purposes of the Fund’s 80% policy, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, variable rate demand notes and participations in pools of municipal obligations. These investments may include privately placed securities.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Up to 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
6  |   J.P. Morgan Money Market Funds

•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector
July 1, 2018  |  7

JPMorgan Institutional Tax Free Money Market Fund (continued)
suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to

8  |   J.P. Morgan Money Market Funds

reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. It is possible to lose money by investing in the Fund.
The Fund’s Past Performance
The Fund commenced operations on March 1, 2018. Once the Fund has operated for at least one calendar year, a bar chart and performance table will be included in the prospectus to show the performance of the Fund. Past performance is not necessarily an indication of how the Fund will perform in the future.
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  9

JPMorgan U.S. Government Money Market Fund
Class/Ticker: Institutional/IJGXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.26
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	79	141	326
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
10  |   J.P. Morgan Money Market Funds

The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be
July 1, 2018  |  11

JPMorgan U.S. Government Money Market Fund (continued)
given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

12   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.88%
Worst Quarter	1Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.31%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.74%	0.20%	0.38%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  13

JPMorgan U.S. Treasury Plus Money Market Fund
Class/Ticker: Institutional/IJTXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.26
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	79	141	326
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
14  |   J.P. Morgan Money Market Funds

The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may
July 1, 2018  |  15

JPMorgan U.S. Treasury Plus Money Market Fund (continued)
subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.60%
Worst Quarter	4Q 2009 1Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.31%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.73%	0.18%	0.26%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722

16  |   J.P. Morgan Money Market Funds

Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  17

JPMorgan Federal Money Market Fund
Class/Ticker: Institutional/JFMXX
The Fund’s Objective
The Fund aims to provide current income while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.20
Service Fees	0.10
Remainder of Other Expenses	0.10
Total Annual Fund Operating Expenses	0.28
Fee Waivers and/or Expense Reimbursements[1]	(0.07)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	83	150	349
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and
•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
The interest on these securities is generally exempt from state and local income taxes.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
18  |   J.P. Morgan Money Market Funds

The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.
July 1, 2018  |  19

JPMorgan Federal Money Market Fund (continued)
government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.

20   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.87%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q, 3Q and 4Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.30%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.72%	0.19%	0.36%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  21

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class/Ticker: Institutional/JTSXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.26
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	79	141	326
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.
These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. government.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
22  |   J.P. Morgan Money Market Funds

The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
July 1, 2018  |  23

JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.65%
Worst Quarter	4Q 2009 1Q, 2Q and 3Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.31%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.70%	0.17%	0.25%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
24  |   J.P. Morgan Money Market Funds

JPMorgan Liquid Assets Money Market Fund
Class/Ticker: Institutional/IJLXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.21
Service Fees	0.10
Remainder of Other Expenses	0.11
Total Annual Fund Operating Expenses	0.29
Fee Waivers and/or Expense Reimbursements[1]	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	85	155	360
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises ("GSEs"),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
July 1, 2018  |  25

JPMorgan Liquid Assets Money Market Fund (continued)
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase

26  |   J.P. Morgan Money Market Funds

in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.
government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining
July 1, 2018  |  27

JPMorgan Liquid Assets Money Market Fund (continued)
prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such

28  |   J.P. Morgan Money Market Funds

investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.98%
Worst Quarter	2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q 2015	0.01%
The Fund’s year-to-date total return through 3/31/18 was 0.37%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	1.07%	0.33%	0.55%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  29

JPMorgan Tax Free Money Market Fund
Class/Ticker: Institutional/JTFXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.18
Service Fees	0.10
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.26
Fee Waivers and/or Expense Reimbursements[1]	(0.05)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	79	141	326
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
30  |   J.P. Morgan Money Market Funds

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions
July 1, 2018  |  31

JPMorgan Tax Free Money Market Fund (continued)
in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned

32  |   J.P. Morgan Money Market Funds

directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.63%
Worst Quarter	4Q 2011 1Q and 3Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.24%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.65%	0.19%	0.35%
Management
J.P. Morgan Investment Management Inc.
July 1, 2018  |  33

JPMorgan Tax Free Money Market Fund (continued)
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

34  |   J.P. Morgan Money Market Funds

JPMorgan Municipal Money Market Fund
Class/Ticker: Institutional/IJMXX
The Fund’s Objective
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Institutional
Management Fees	0.08%
Other Expenses	0.23
Service Fees	0.10
Remainder of Other Expenses	0.13
Total Annual Fund Operating Expenses	0.31
Fee Waivers and/or Expense Reimbursements[1]	(0.10)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.21
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.21% of the average daily net assets of the Institutional Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
INSTITUTIONAL SHARES ($)	22	90	164	383
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
July 1, 2018  |  35

JPMorgan Municipal Money Market Fund (continued)
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase

36  |   J.P. Morgan Money Market Funds

in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the
July 1, 2018  |  37

JPMorgan Municipal Money Market Fund (continued)
Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Institutional Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-766-7722. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.63%
Worst Quarter	3Q and 4Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.26%.

38   |  J.P. Morgan Money Market Funds

AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
INSTITUTIONAL SHARES	0.69%	0.21%	0.41%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Institutional Class Shares
To establish an account	$10,000,000
To add to an account	No minimum levels
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Institutional Funds Service Center, P.O. Box 219265, Kansas City, MO 64121-9265
•	After you open an account, by calling J.P. Morgan Institutional Funds Service Center at 1-800-766-7722
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  39

More About the Funds
Additional Information About the Funds’ Investment Strategies
Prime Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Institutional Tax Free Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, under normal circumstances, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations include a broad range of short-term obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities, political subdivisions and other groups with authority to act for the municipalities and instruments that provide economic exposure to such obligations, including beneficial interests in municipal trust certificates and partnership trusts (“municipal obligations”). For purposes of the Fund’s 80% policy, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, variable rate demand notes and participations in pools of municipal obligations. These investments may include privately placed securities.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
Up to 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.

40  |   J.P. Morgan Money Market Funds

•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquid Assets Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
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More About the Funds (continued)
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
U.S. Treasury Plus Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money

42  |   J.P. Morgan Money Market Funds

market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Federal Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and
•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
The interest on these securities is generally exempt from state and local income taxes.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
100% U.S. Treasury Securities Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.
These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. government.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market
July 1, 2018  |  43

More About the Funds (continued)
fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Tax Free Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.

44  |   J.P. Morgan Money Market Funds

Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 69.
July 1, 2018  |  45

More About the Funds (continued)
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
Each Fund seeks to invest in securities that present minimal credit risk. With regard to Prime Money Market Fund, Institutional Tax Free Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund, these securities will:
•	have one of the two highest short-term ratings from at least two of Standard & Poor’s Corporation, Moody’s Investors Service, Inc. and Fitch Ratings, or one such rating if only one of these rating organizations rates that security;
•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated by Standard & Poor’s Corporation, Moody’s Investors Service, Inc., or Fitch Ratings.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
The 100% U.S. Treasury Securities Money Market Fund will provide shareholders with at least 60 days’ prior notice of any change to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Federal Money Market Fund will provide shareholders with at least 60 days’ prior notice of any changes to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund, Institutional Tax Free Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund and Tax Free Money Market Fund are not fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that a Fund will achieve its investment objective.
An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.

46  |   J.P. Morgan Money Market Funds

Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Each Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has been raising interest rates, the Funds may face a heightened level of interest rate risk.
Credit Risk. There is a risk that the issuer and/or a counterparty of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securi-
ties will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund
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More About the Funds (continued)
wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value (“NAV”). Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Repurchase Agreement Risk. (applicable to Prime Money Market Fund, Institutional Tax Free Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund) There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Concentration Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) Because the Prime Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. Because the Liquid Assets Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry and the financial services industry. The profitability of banks and companies in the financial services industry depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) Because the Funds may invest in foreign securities, they are subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. (applicable to Prime Money Market Fund, Institutional Tax Free Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) At times a Fund may increase

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the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Structured Product Risk. (applicable to Institutional Tax Free Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. (applicable to Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. The Prime Money Market Fund will not maintain a stable NAV per share. The value of the Fund’s shares is calculated to four decimal places and fluctuates with changes in the values of the Fund’s portfolio securities.
Municipal Obligations Risk. (applicable to Prime Money Market Fund, Institutional Tax Free Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection
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More About the Funds (continued)
from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.
For some Funds, there may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.
Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Investments in Weekly Liquid Assets Risk. (applicable to Municipal Money Market Fund) Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. Therefore, the Fund’s limitation to weekly liquid assets may reduce the Fund’s yield as compared to other money market funds. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets. Accordingly, the Fund is more susceptible to risks associated with the potential limited supply of high-quality, short-term securities than a fund that invests more broadly.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Institutional Tax Free Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund) A Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject a
Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Risk Associated with the Fund Holding Cash. (applicable to Institutional Tax Free Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) A Fund will at times hold some of its assets in cash, which may hurt a Fund’s performance. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interfund Lending Risk. (applicable to Liquid Assets Money Market Fund and U.S. Government Money Market Fund) A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. The Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Privately Placed Securities Risk. (applicable to Prime Money Market Fund, Institutional Tax Free Money Market Fund and Liquid Assets Money Market Fund) Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by a Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, a Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment

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strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Tax Risk. (applicable to Institutional Tax Free Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund) The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
State and Local Taxation Risk. (applicable to U. S. Government Money Market Fund and Federal Money Market Fund) The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Geographic Focus Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Asia Pacific Market Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund.
European Market Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Japan Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.
Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and
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More About the Funds (continued)
procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
Institutional Tax Free Money Market Fund
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
U.S. Treasury Plus Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Federal Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) repurchase agreements that are secured by U.S. Treasury securities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Tax Free Money Market Fund
Up to 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
Municipal Money Market Fund
Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
Temporary Defensive Position Risk
Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
U.S. Treasury Plus Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities

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may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.
Federal Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Institutional Tax Free Money Market Fund, Tax Free Money Market Fund and Municipal Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance
Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such change is based on SEC rules then in-effect and is not an indication of future returns.
July 1, 2018  |  53

The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Liquid Assets Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Plus Money Market Fund
Municipal Money Market Fund
The following Fund is a series of JPMorgan Trust IV (JPMT IV), a Delaware statutory trust:
Institutional Tax Free Money Market Fund
Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-766-7722 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal period ended 2/28/18, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
100% U.S. Treasury Securities Money Market Fund	0.08%
Federal Money Market Fund	0.06
Liquid Assets Money Market Fund	0.06
Municipal Money Market Fund	0.05
Prime Money Market Fund	0.08
Tax Free Money Market Fund	0.07
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual report for the most recent fiscal period ended August 31. A discussion of the basis the Board of Trustees used in approving the investment advisory agreement for the JPMorgan Institutional Tax Free Money Market Fund will be available in the first shareholder report for the Fund.
The Funds’ Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds’ Shareholder Servicing Agent
JPMT I, JPMT II and JPMT IV, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.10% of the average daily net assets of Institutional Class Shares of each Fund. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services.
The Funds’ Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to

54  |   J.P. Morgan Money Market Funds

Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial
Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
July 1, 2018  |  55

How Your Account Works
Buying Fund Shares
You do not pay any sales charge (sometimes called a load) when you buy Institutional Class Shares of these Funds.
The price you pay for your shares is the net asset value (NAV) per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Until on or about October 1, 2016, each Fund seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based net asset value per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of each cut-off time each day the Funds are accepting orders. You will pay the next NAV per share calculated after the J.P. Morgan Institutional Funds Service Center accepts your order.
Institutional Class Shares may be purchased by institutional investors such as corporations, pension and profit sharing plans, foundations, and any organization authorized to act in a fiduciary, advisory, custodial or agency capacity, including affiliates of JPMorgan Chase.
You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. Financial Intermediaries or such other organizations may impose eligibility requirements for each of their clients or customers investing in the Funds, including investment minimum requirements, which may be the same as or different from the requirements for investors purchasing directly from the Funds. You may also purchase shares directly from the J.P. Morgan Institutional Funds Service Center.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its NAV. Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 9:00 a.m, 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET; for each of Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, 9:00 a.m. 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m. and 3:00 p.m. ET; and for each of Tax Free Money Market Fund and Municipal Money Market Fund, 9:00 a.m, 10:00 a.m., 11:00 a.m. and 12:00 p.m. ET.
The NAV of each class of shares of the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund is generally calculated as of the following times on each day the Fund accepts purchase orders and redemption requests:
JPMorgan Prime Money Market Fund — 8:00 a.m., 12:00 p.m. and 3:00 p.m. ET; for JPMorgan Institutional Tax Free Money Market Fund — 8:00 a.m. and 12:00 p.m. ET.
The NAV of each class of shares of the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund is calculated using market-based values. The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments for market-based NAVs.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board.

56  |   J.P. Morgan Money Market Funds

Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price. If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermedi-
ary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
To open an account, buy or sell shares or get fund information, call:
J.P. Morgan Institutional Funds Service Center
1-800-766-7722
The JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund do not permit Financial Intermediaries to serve as their agent for the receipt of orders. All trades in the JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund are priced at the NAV next calculated by the Fund following its receipt of the trade in proper form from the Financial Intermediary. Additionally, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that payment is not received by the Fund by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. A shareholder that redeems shares of the JPMorgan Prime Money Market Fund or JPMorgan Institutional Tax Free Money Market Fund will not receive a dividend on the date of redemption, regardless of the form of payment requested.
July 1, 2018  |  57

How Your Account Works (continued)
Minimum Investments and Shareholder Eligibility
Institutional Class Shares are subject to a $10,000,000 minimum investment requirement per Fund. There are no minimum levels for subsequent purchases.
The Funds reserve the right to waive any investment minimum. The Statement of Additional Information has additional information on investment minimum waivers for investors purchasing directly from JPMDS, such as when additional accounts of the investor may be aggregated together to meet the minimum requirement. For further information on investment minimum waivers, you can also call 1-800-766-7722.
Each “retail” money market fund (“RMMF”) must adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to separate retail and non-retail investors, a RMMF may redeem investors that do not satisfy the eligibility requirements for RMMF investors. Each of the RMMFs will provide advance written notice of its intent to make any such involuntary redemptions, which will include more specific information on timing. Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each RMMF will seek to continue to qualify as “retail” by requiring that investments in the Fund will be limited to accounts beneficially owned by natural persons. Natural persons may invest in a RMMF through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Only accounts beneficially owned by natural persons are permitted to retain their shares. Financial Intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in a RMMF that are not eligible to be invested in the RMMF and must notify the RMMF of any ineligible shareholders that continue to own shares of the RMMF. Further, Financial
Intermediaries may only submit purchase orders in RMMFs if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a RMMF or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submit-
ting purchase orders. The RMMFs reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Financial Intermediaries are required, to the extent that they hold investments in a Fund that operates as a RMMF to ensure that all shareholders on behalf of whom they hold investments comply with the terms and conditions for investor eligibility as set forth above. Additionally, such Financial Intermediaries are expected to have, and upon request may be asked to provide satisfactory evidence to each of those Funds or the shareholder servicing agent that they have policies and procedures in place that are reasonably designed to limit all beneficial owners of the Fund on behalf of whom they place orders to natural persons and to provide to the Fund information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably requested by the Fund or the shareholder servicing agent. Financial Intermediaries are expected to promptly report to a RMMF or the shareholder servicing agent the identification of any shareholder of the RMMF that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the RMMF or the shareholder servicing agent, in such manner as it may reasonably request. Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf (which shall not include the JPMorgan Prime Money Market Fund or JPMorgan Institutional Tax Free Money Market Fund), upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
The JPMorgan Prime Money Market Fund and JPMorgan Institutional Tax Free Money Market Fund do not permit Financial Intermediaries to serve as their agent for the receipt of orders. For all other MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.

58  |   J.P. Morgan Money Market Funds

General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, business street address and other information that will allow us to identify you, including your tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility, by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed.
Send the completed Account Application and a check to our regular or overnight mailing address:
Regular mailing address:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
Overnight mailing address:
J.P. Morgan Institutional Funds Service Center
c/o DST Systems, Inc.
Suite 219265
430 W. 7th Street
Kansas City, MO 64105-1407
All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to the J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through the J.P. Morgan Institutional Funds Service Center by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”
In the event that payment is not received by the JPMorgan Prime Money Market Fund or JPMorgan Institutional Tax Free Money Market Fund by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
All checks must be made payable to one of the following:
•	J.P. Morgan Funds; or
•	The specific Fund in which you are investing.
Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.
If you choose to pay by wire, please call 1-800-766-7722 to notify the Funds of your purchase and authorize your financial institution to wire funds to:
JPMorgan Chase Bank, N.A.
1 Chase Plaza, New York, NY 10005
ATTN: J.P. Morgan Institutional Funds Service Center
ABA: 021000021
DDA: 323125832
DDA NAME: DST as Agent for JPMorgan Funds
FBO Your Fund Number & Account Number
        (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
        (EX: EYX CORPORATION)
Your J.P. Morgan Fund
        (EX: JPMORGAN ABC FUND-INSTITUTIONAL)
Orders paid by wire may be canceled if the J.P. Morgan Institutional Funds Service Center does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.
You can buy shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.
July 1, 2018  |  59

How Your Account Works (continued)
Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.
Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:
Regular mailing address:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
Overnight mailing address:
J.P. Morgan Institutional Funds Service Center
c/o DST Systems, Inc.
Suite 219265
430 W. 7th Street
Kansas City, MO 64105-1407
The J.P. Morgan Institutional Funds Service Center will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.
If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
Selling Fund Shares
You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order.
A redemption order must be supported by all appropriate documentation and information in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund typically expects to pay redemption proceeds to you by wire that same business day. Proceeds may be made available throughout the day following the calculation of NAVs. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following receipt of the redemption order by the Funds. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S.

60  |   J.P. Morgan Money Market Funds

Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’. Dividends will not accrue on shares that are redeemed and paid on a same day basis or any shares of the JP Morgan Prime Money Market Fund on the date of redemption. Other redeeming shareholders will accrue dividends on the redemption date.
If you have changed your address of record within the previous 15 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.
The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.
You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact the J.P. Morgan Institutional Funds Service Center for more details.
You can sell your shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to the J.P. Morgan Institutional Funds Service Center. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.
Your Financial Intermediary may have earlier cut-off times for redemption orders.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial
Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on the Funds’ behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
If you hold your Fund shares through a Financial Intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day. For payments that are made to your Financial Intermediary for transmittal to you, the Funds expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a letter signed by an authorized signer with your instructions to our regular or overnight mailing address:
Regular mailing address:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
Overnight mailing address:
J.P. Morgan Institutional Funds Service Center
c/o DST Systems, Inc.
Suite 219265
430 W. 7th Street
Kansas City, MO 64105-1407
July 1, 2018  |  61

How Your Account Works (continued)
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire on the same business day if the Fund receives your order before the Fund’s final daily cut-off time. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following the business day on which the Fund receives your order before the Fund’s final daily cut-off time.
Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption-in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund’s receipt of the redemption order.
The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
If a Retail Fund’s, the JPMorgan Prime Money Market Fund’s or the JPMorgan Institutional Tax Free Money Market Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if one such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Retail Funds and the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost

62  |   J.P. Morgan Money Market Funds

price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Financial Intermediaries are required to promptly take the steps requested by the Retail Funds, the JPMorgan Prime Money Market Fund, the JPMorgan Institutional Tax Free Money Market Fund or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
Exchanging Fund Shares
Exchanges between the JPMorgan Prime Money Market Fund, JPMorgan Institutional Tax Free Money Market Fund and other J.P. Morgan Funds are not permitted.
In general, the same rules and procedures that apply to sales and purchases apply to exchanges. An exchange order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated NAV by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a NAV at such time or if not, as of such Fund’s next calculated NAV. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a
Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. However, dividends will accrue on transactions processed as a redemption order followed by a purchase order as set forth in the Sections “Buying Fund Shares” and “Selling Fund Shares” above.
Subject to meeting any investment minimum and eligibility requirements, Institutional Class Shares may be exchanged for the same class of shares (or Class L) of another J.P. Morgan Fund, or any other class of the same Fund.
For all Funds other than the Prime Money Market Fund and Institutional Tax Free Money Market Fund:
The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds may change the terms and conditions of your exchange privileges upon 60 days’ written notice.
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should consult your tax advisor before making an exchange.
Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-766-7722.
We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.
You can exchange your shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to the J.P. Morgan Institutional Funds Service Center. Your Financial Intermediary may charge you for this service.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which
July 1, 2018  |  63

How Your Account Works (continued)
may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through the J.P. Morgan Institutional Funds Service Center
Call 1-800-766-7722 to ask for details.
The Funds reserve the right to change the manner in which shares are offered at any time.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
If your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account. Before these actions are taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus.
You may not always reach the J.P. Morgan Institutional Funds Service Center by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.
You may write to our regular or overnight mailing address:
Regular mailing address:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
Overnight mailing address:
J.P. Morgan Institutional Funds Service Center
c/o DST Systems, Inc.
Suite 219265
430 W. 7th Street
Kansas City, MO 64105-1407
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and
107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);
4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund, the JPMorgan Prime Money Market Fund or the JPMorgan Institutional Tax Free Money Market Fund.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details about this process.

64  |   J.P. Morgan Money Market Funds

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a preassigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund’s daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.
For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Institutional Tax Free Money Market Fund, Tax Free Money Market Fund or Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in a Fund.
Shareholders who receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require the Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, a Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Regarding the Prime Money Market Fund and Institutional Tax Free Money Market Fund, because each Fund is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), such capital gain or loss generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer.

July 1, 2018  |  65

Shareholder Information (continued)
If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 219265, Kansas City, MO 64121-9265, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within 10 days of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to the J.P. Morgan Institutional Funds Service Center at P.O. Box 219265, Kansas City, MO 64121-9265 or call 1-800-766-7722.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained. In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the

66  |   J.P. Morgan Money Market Funds

last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-766-7722. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.
In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.
On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV of the Retail Funds and Government Funds will be provided for informational purposes only. For purposes of transactions in the shares of each Retail Fund or Government Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
July 1, 2018  |  67

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Distribution fee: Covers the cost of the distribution system used to sell shares to the public.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

68  |   J.P. Morgan Money Market Funds

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Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request. Because the JPMorgan Institutional Tax Free Money Market Fund commenced operations on March 1, 2018, after its fiscal year end, no financial highlights are shown.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Prime Money Market Fund*
Institutional Class
Year Ended February 28, 2018	$1.0004	$ 0.0119 (b)	$(0.0004)	$ 0.0115	$(0.0118)	$— (c)	$(0.0118)
Year Ended February 28, 2017	1.0000	0.0044 (b)	0.0014	0.0058	(0.0054)	— (c)	(0.0054)
Year Ended February 29, 2016	1.00	— (b)(d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2015	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2014	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.00005.
(d)	Amount rounds to less than $0.005.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.
70  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$ 1.0001	1.15%	$ 8,567,374	0.21%	1.19%	0.26%
1.0004	0.58	6,081,787	0.20	0.44	0.26
1.00	0.11	20,011,248	0.21	0.10	0.26
1.00	0.02	27,718,738	0.21	0.02	0.26
1.00	0.03	29,139,007	0.21	0.03	0.26
July 1, 2018  |  71

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Liquid Assets Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
72  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	1.16%	$ 988,333	0.21%	1.21%	0.29%
1.00	0.50	286,502	0.21	0.37	0.28
1.00	0.13	6,630,618	0.21	0.13	0.28
1.00	0.04	6,692,633	0.21	0.04	0.27
1.00	0.04	2,901,004	0.21	0.04	0.28
July 1, 2018  |  73

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Government Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
74  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.86%	$32,544,047	0.21%	0.85%	0.26%
1.00	0.30	36,869,073	0.17	0.33	0.26
1.00	0.04	8,704,148	0.15	0.03	0.26
1.00	0.01	8,279,641	0.07	0.01	0.26
1.00	0.01	7,099,746	0.09	0.01	0.26
July 1, 2018  |  75

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Treasury Plus Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
76  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.86%	$13,500,900	0.21%	0.84%	0.26%
1.00	0.23	14,813,061	0.21	0.24	0.26
1.00	0.02	8,736,623	0.13	0.02	0.26
1.00	0.00 (d)	6,516,731	0.07	0.00 (d)	0.26
1.00	0.00 (d)	7,296,339	0.08	0.00 (d)	0.26
July 1, 2018  |  77

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Federal Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
78  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.85%	$ 2,668,613	0.21%	0.84%	0.28%
1.00	0.25	2,767,271	0.21	0.25	0.30
1.00	0.03	3,615,992	0.13	0.03	0.28
1.00	0.01	3,995,934	0.06	0.01	0.30
1.00	0.01	3,835,871	0.07	0.01	0.29
July 1, 2018  |  79

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
100% U.S. Treasury Securities Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
80  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.84%	$11,098,506	0.21%	0.83%	0.26%
1.00	0.20	9,414,776	0.21	0.21	0.26
1.00	0.01	7,378,773	0.08	0.01	0.26
1.00	0.00 (d)	10,302,127	0.04	0.00	0.26
1.00	0.00 (d)	9,143,359	0.06	0.00	0.26
July 1, 2018  |  81

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
82  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.73%	$ 11,970,538	0.21%	0.73%	0.26%
1.00	0.32	10,567,571	0.20	0.31	0.26
1.00	0.03	10,007,028	0.04	0.01	0.26
1.00	0.02	11,663,024	0.07	0.01	0.26
1.00	0.02	10,650,809	0.10	0.01	0.26
July 1, 2018  |  83

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Municipal Money Market Fund
Institutional Class
Year Ended February 28, 2018	$1.00	$ 0.01 (b)	$— (c)	$ 0.01	$(0.01)	$— (c)	$(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
84  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.78%	$1,575,116	0.21%	0.83%	0.31%
1.00	0.37	303,233	0.21	0.39	0.30
1.00	0.01	132,605	0.08	0.01	0.27
1.00	0.01	188,480	0.13	0.01	0.27
1.00	0.02	224,592	0.18	0.02	0.27
July 1, 2018  |  85

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Institutional	0.21%	0.26%
JPMorgan Liquid Assets Money Market Fund	Institutional	0.21%	0.29%
JPMorgan U.S. Government Money Market Fund	Institutional	0.21%	0.26%
JPMorgan U.S. Treasury Plus Money Market Fund	Institutional	0.21%	0.26%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Institutional	0.21%	0.26%
JPMorgan Municipal Money Market Fund	Institutional	0.21%	0.31%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2018, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12-month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
86  |  J.P. Morgan Money Market Funds

JPMorgan Prime Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	28	10.25	9.76	4.74
June 30, 2021	29	15.76	14.96	4.74
June 30, 2022	31	21.55	20.41	4.74
June 30, 2023	32	27.63	26.12	4.74
June 30, 2024	34	34.01	32.09	4.74
June 30, 2025	35	40.71	38.36	4.74
June 30, 2026	37	47.75	44.91	4.74
June 30, 2027	39	55.13	51.78	4.74
June 30, 2028	40	62.89	58.98	4.74

JPMorgan Liquid Assets Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	31	10.25	9.73	4.71
June 30, 2021	33	15.76	14.89	4.71
June 30, 2022	34	21.55	20.31	4.71
June 30, 2023	36	27.63	25.97	4.71
June 30, 2024	37	34.01	31.90	4.71
June 30, 2025	39	40.71	38.12	4.71
June 30, 2026	41	47.75	44.62	4.71
June 30, 2027	43	55.13	51.43	4.71
June 30, 2028	45	62.89	58.57	4.71

JPMorgan U.S. Government Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	28	10.25	9.76	4.74
June 30, 2021	29	15.76	14.96	4.74
June 30, 2022	31	21.55	20.41	4.74
June 30, 2023	32	27.63	26.12	4.74
June 30, 2024	34	34.01	32.09	4.74
June 30, 2025	35	40.71	38.36	4.74
June 30, 2026	37	47.75	44.91	4.74
June 30, 2027	39	55.13	51.78	4.74
June 30, 2028	40	62.89	58.98	4.74

July 1, 2018  |  87

Additional Fee and Expense Information (continued)
JPMorgan U.S. Treasury Plus Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	28	10.25	9.76	4.74
June 30, 2021	29	15.76	14.96	4.74
June 30, 2022	31	21.55	20.41	4.74
June 30, 2023	32	27.63	26.12	4.74
June 30, 2024	34	34.01	32.09	4.74
June 30, 2025	35	40.71	38.36	4.74
June 30, 2026	37	47.75	44.91	4.74
June 30, 2027	39	55.13	51.78	4.74
June 30, 2028	40	62.89	58.98	4.74

JPMorgan 100% U.S. Treasury Securities Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	28	10.25	9.76	4.74
June 30, 2021	29	15.76	14.96	4.74
June 30, 2022	31	21.55	20.41	4.74
June 30, 2023	32	27.63	26.12	4.74
June 30, 2024	34	34.01	32.09	4.74
June 30, 2025	35	40.71	38.36	4.74
June 30, 2026	37	47.75	44.91	4.74
June 30, 2027	39	55.13	51.78	4.74
June 30, 2028	40	62.89	58.98	4.74

JPMorgan Municipal Money Market Fund
	Institutional Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 22	5.00%	4.79%	4.79%
June 30, 2020	33	10.25	9.70	4.69
June 30, 2021	35	15.76	14.85	4.69
June 30, 2022	36	21.55	20.24	4.69
June 30, 2023	38	27.63	25.88	4.69
June 30, 2024	40	34.01	31.78	4.69
June 30, 2025	42	40.71	37.96	4.69
June 30, 2026	44	47.75	44.43	4.69
June 30, 2027	46	55.13	51.20	4.69
June 30, 2028	48	62.89	58.29	4.69
88  |   J.P. Morgan Money Market Funds

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How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-766-7722 or writing to:
J.P. Morgan Institutional Funds Service Center
P.O. Box 219265
Kansas City, MO 64121-9265
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File Nos.
JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236
JPMorgan Trust IV	811-23117

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MMI-718-2

Prospectus
J.P. Morgan Money Market Funds
Morgan & Class C Shares
July 1, 2018, as supplemented March 7, 2019
INSTITUTIONAL FUND
JPMorgan Prime Money Market Fund
Class/Ticker: Morgan/VMVXX; C/JXCXX
GOVERNMENT FUNDS
JPMorgan U.S. Government Money Market Fund
Class/Ticker: Morgan/MJGXX
JPMorgan U.S. Treasury Plus Money Market Fund
Class/Ticker: Morgan/MJTXX; C/OTCXX
JPMorgan Federal Money Market Fund
Class/Ticker: Morgan/VFVXX
JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class/Ticker: Morgan/HTSXX
RETAIL FUNDS
JPMorgan Liquid Assets Money Market Fund
Class/Ticker: Morgan/MJLXX; C/OPCXX
JPMorgan Tax Free Money Market Fund
Class/Ticker: Morgan/VTMXX
JPMorgan Municipal Money Market Fund
Class/Ticker: Morgan/MJMXX
JPMorgan California Municipal Money Market Fund
Class/Ticker: Morgan/VCAXX
JPMorgan New York Municipal Money Market Fund
Class/Ticker: Morgan/VNYXX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds' website www.jpmorganfunds.com and you will be notified by mail each time a report is posted and provided with a website to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.
You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker dealer, bank, or retirement plan) or, if you are a direct investor, by going to www.jpmorganfunds.com/edelivery.
You may elect to receive paper copies of all future reports free of charge. Contact your financial intermediary or, if you invest directly with the Funds, email us at funds.website.support@jpmorganfunds.com or call 1-800-480-4111. Your election to receive paper reports will apply to all funds held within your account(s).
The Securities and Exchange Commission has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

JPMorgan Prime Money Market Fund
Class/Ticker: Morgan/VMVXX; C/JXCXX
The Fund’s Objective
The Fund seeks current income while seeking to maintain liquidity and a low volatility of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Morgan	Class C
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Morgan	Class C
Management Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	NONE	0.75
Other Expenses	0.48	1.44
Service Fees	0.35	0.25
Remainder of Other Expenses	0.13	1.19
Total Annual Fund Operating Expenses	0.56	2.27
Fee Waivers and/or Expense Reimbursements[1]	(0.04)	(1.30)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.52	0.97
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.52% and 0.97% of the average daily net assets of the Morgan Class and Class C Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	53	175	309	698
CLASS C SHARES ($)	199	584	1,096	2,504

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	53	175	309	698
CLASS C SHARES ($)	99	584	1,096	2,504
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
July 1, 2018  |  1

JPMorgan Prime Money Market Fund (continued)
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions,

2  |   J.P. Morgan Money Market Funds

mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry. The profitability of banks depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency
July 1, 2018  |  3

JPMorgan Prime Money Market Fund (continued)
fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. It is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Class Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

4   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS – MORGAN SHARES
Best Quarter	1Q 2008	0.90%
Worst Quarter	3Q and 4Q 2009 1Q, 2Q, 3Q and 4Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.27%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.74%	0.19%	0.38%
CLASS C SHARES	-0.70	0.08	0.26
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan and Class C Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  5

JPMorgan Liquid Assets Money Market Fund
Class/Ticker: Morgan/MJLXX; C/OPCXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Morgan	Class C
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Morgan	Class C
Management Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10	0.75
Other Expenses	0.52	0.37
Service Fees	0.35	0.25
Remainder of Other Expenses	0.17	0.12
Total Annual Fund Operating Expenses	0.70	1.20
Fee Waivers and/or Expense Reimbursements[1]	(0.11)	(0.23)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59	0.97
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% and 0.97% of the average daily net assets of the Morgan Class and Class C Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	213	379	860
CLASS C SHARES ($)	199	358	638	1,434

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	213	379	860
CLASS C SHARES ($)	99	358	638	1,434
The Fund’s Main Investment Strategy
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
6  |   J.P. Morgan Money Market Funds

The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their
July 1, 2018  |  7

JPMorgan Liquid Assets Money Market Fund (continued)
interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. Mortgage-related and asset-backed securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed

8  |   J.P. Morgan Money Market Funds

delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Concentration Risk. Because the Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the financial services industry. In addition, financial services companies are highly dependent on the supply of short-term financing.
Foreign Securities Risk. Because the Fund may invest in foreign securities, it is subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” the Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to
July 1, 2018  |  9

JPMorgan Liquid Assets Money Market Fund (continued)
reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Privately Placed Securities Risk. Privately placed securities generally are less liquid than publicly traded securities and the Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by the Fund may be restricted under federal securities laws. As a result, the Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class C Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
The performance figures in the bar chart do not reflect any deduction for contingent deferred sales charges, which are assessed on Class C Shares. If the sales charge were reflected, the performance figures would have been lower.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS – CLASS C SHARES
Best Quarter	1Q 2008	0.88%
Worst Quarter	3Q and 4Q 2009 1Q, 2Q and 3Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q and 3Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.18%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.69%	0.16%	0.36%
CLASS C SHARES	-0.69	0.07	0.27
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan and Class C Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111

10  |   J.P. Morgan Money Market Funds

Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  11

JPMorgan U.S. Government Money Market Fund
Class/Ticker: Morgan/MJGXX
The Fund’s Objective
The Fund seeks high current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.43
Service Fees	0.35
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.61
Fee Waivers and/or Expense Reimbursements[1]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	193	338	760
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
12  |   J.P. Morgan Money Market Funds

The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be
July 1, 2018  |  13

JPMorgan U.S. Government Money Market Fund (continued)
given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Interfund Lending Risk. A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

14   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.79%
Worst Quarter	2Q, 3Q and 4Q 2009 1Q and 2Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.21%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.36%	0.08%	0.25%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  15

JPMorgan U.S. Treasury Plus Money Market Fund
Class/Ticker: Morgan/MJTXX; C/OTCXX
The Fund’s Objective
The Fund seeks current income with liquidity and stability of principal.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
SHAREHOLDER FEES (Fees paid directly from your investment)
	Morgan	Class C
Maximum Sales Charge (Load) Imposed on Purchases as % of the Offering Price	NONE	NONE
Maximum Deferred Sales Charge (Load) as % of Original Cost of the Shares	NONE	1.00%

ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
	Morgan	Class C
Management Fees	0.08%	0.08%
Distribution (Rule 12b-1) Fees	0.10	0.75
Other Expenses	0.44	0.33
Service Fees	0.35	0.25
Remainder of Other Expenses	0.09	0.08
Total Annual Fund Operating Expenses	0.62	1.16
Fee Waivers and/or Expense Reimbursements[1]	(0.03)	(0.19)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59	0.97
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% and 0.97% of the average daily net assets of the Morgan Class and Class C Shares, respectively. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the
Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
IF YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	196	343	771
CLASS C SHARES ($)	199	350	620	1,392

IF YOU DO NOT SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	196	343	771
CLASS C SHARES ($)	99	350	620	1,392
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”).“Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or
16  |   J.P. Morgan Money Market Funds

instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In
July 1, 2018  |  17

JPMorgan U.S. Treasury Plus Money Market Fund (continued)
the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Class C Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
The performance figures in the bar chart do not reflect any deduction for the contingent deferred sales charges, which are assessed on Class C Shares. If the sales charge were reflected, the performance figures would have been lower.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS – CLASS C SHARES
Best Quarter	1Q 2008	0.42%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q, 2Q, 3Q and 4Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016 1Q and 2Q 2017	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.12%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.34%	0.07%	0.15%
CLASS C SHARES	-0.92	0.02	0.10
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan and Class C Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528

18  |   J.P. Morgan Money Market Funds

•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  19

JPMorgan Federal Money Market Fund
Class/Ticker: Morgan/VFVXX
The Fund’s Objective
The Fund aims to provide current income while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.51
Service Fees	0.35
Remainder of Other Expenses	0.16
Total Annual Fund Operating Expenses	0.69
Fee Waivers and/or Expense Reimbursements[1]	(0.10)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	211	374	849
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and
•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
The interest on these securities is generally exempt from state and local income taxes.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
20  |   J.P. Morgan Money Market Funds

The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related Securities Risk. Mortgage-related securities are subject to certain other risks, including prepayment and call risks. During periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, the Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, the Fund may exhibit additional volatility.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.
July 1, 2018  |  21

JPMorgan Federal Money Market Fund (continued)
government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. The Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
State and Local Taxation Risk. The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.

22   |  J.P. Morgan Money Market Funds

YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.77%
Worst Quarter	2Q, 3Q and 4Q 2009 1Q and 2Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.21%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.34%	0.08%	0.24%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  23

JPMorgan 100% U.S. Treasury Securities Money Market Fund
Class/Ticker: Morgan/HTSXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income while still maintaining liquidity and providing maximum safety of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.43
Service Fees	0.35
Remainder of Other Expenses	0.08
Total Annual Fund Operating Expenses	0.61
Fee Waivers and/or Expense Reimbursements[1]	(0.02)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	193	338	760
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.
These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. government.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
24  |   J.P. Morgan Money Market Funds

The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies or other Government-Sponsored Enterprises (“GSEs”). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
July 1, 2018  |  25

JPMorgan 100% U.S. Treasury Securities Money Market Fund (continued)
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.56%
Worst Quarter	1Q, 2Q, 3Q and 4Q 2009 1Q, 2Q and 3Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q, 3Q and 4Q 2015 1Q, 2Q, 3Q and 4Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.22%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.32%	0.07%	0.15%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Tax Information
The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, in which case you may be subject to federal income tax upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
26  |   J.P. Morgan Money Market Funds

JPMorgan Tax Free Money Market Fund
Class/Ticker: Morgan/VTMXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.48
Service Fees	0.35
Remainder of Other Expenses	0.13
Total Annual Fund Operating Expenses	0.66
Fee Waivers and/or Expense Reimbursements[1]	(0.07)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	204	361	816
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
July 1, 2018  |  27

JPMorgan Tax Free Money Market Fund (continued)
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions

28  |   J.P. Morgan Money Market Funds

in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned
July 1, 2018  |  29

JPMorgan Tax Free Money Market Fund (continued)
directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.53%
Worst Quarter	3Q and 4Q 2009 1Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.15%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.27%	0.07%	0.21%
Management
J.P. Morgan Investment Management Inc.

30  |   J.P. Morgan Money Market Funds

Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  31

JPMorgan Municipal Money Market Fund
Class/Ticker: Morgan/MJMXX
The Fund’s Objective
The Fund seeks as high a level of current interest income exempt from federal income tax as is consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.45
Service Fees	0.35
Remainder of Other Expenses	0.10
Total Annual Fund Operating Expenses	0.63
Fee Waivers and/or Expense Reimbursements[1]	(0.04)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	198	347	783
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
32  |   J.P. Morgan Money Market Funds

•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase
July 1, 2018  |  33

JPMorgan Municipal Money Market Fund (continued)
in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Industry and Sector Focus Risk. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the

34  |   J.P. Morgan Money Market Funds

Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.53%
Worst Quarter	4Q 2009 1Q, 2Q and 3Q 2010 1Q, 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q, 3Q and 4Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
July 1, 2018  |  35

JPMorgan Municipal Money Market Fund (continued)
The Fund’s year-to-date total return through 3/31/18 was 0.16%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.31%	0.08%	0.23%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

36  |   J.P. Morgan Money Market Funds

JPMorgan California Municipal Money Market Fund
Class/Ticker: Morgan/VCAXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is exempt from federal and California personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.57
Service Fees	0.35
Remainder of Other Expenses	0.22
Total Annual Fund Operating Expenses	0.75
Fee Waivers and/or Expense Reimbursements[1]	(0.16)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	224	401	915
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
July 1, 2018  |  37

JPMorgan California Municipal Money Market Fund (continued)
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread

38  |   J.P. Morgan Money Market Funds

risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of California Obligations. Because the Fund invests primarily in municipal obligations issued by the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal.This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.
July 1, 2018  |  39

JPMorgan California Municipal Money Market Fund (continued)
government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.

40  |   J.P. Morgan Money Market Funds

To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.51%
Worst Quarter	3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q and 3Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.15%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.30%	0.09%	0.21%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
July 1, 2018  |  41

JPMorgan New York Municipal Money Market Fund
Class/Ticker: Morgan/VNYXX
The Fund’s Objective
The Fund aims to provide the highest possible level of current income which is excluded from gross income and exempt from New York State and New York City personal income taxes, while still preserving capital and maintaining liquidity.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Morgan
Management Fees	0.08%
Distribution (Rule 12b-1) Fees	0.10
Other Expenses	0.49
Service Fees	0.35
Remainder of Other Expenses	0.14
Total Annual Fund Operating Expenses	0.67
Fee Waivers and/or Expense Reimbursements[1]	(0.08)
Total Annual Fund Operating Expenses after Fee Waivers and/or Expense Reimbursements[1]	0.59
1	The Fund’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.59% of the average daily net assets of the Morgan Shares. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser, shareholder servicing agent and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Fund’s investment in such money market funds. These waivers are in effect through 6/30/19, at which time the adviser and/or its affiliates will determine whether to renew or revise them.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the total annual fund operating expenses after fee waivers and expense reimbursements shown in the fee table through 6/30/19 and total annual fund operating expenses thereafter. Your actual costs may be higher or lower.
WHETHER OR NOT YOU SELL YOUR SHARES, YOUR COST WOULD BE:
	1 Year	3 Years	5 Years	10 Years
MORGAN SHARES ($)	60	206	365	827
The Fund’s Main Investment Strategy
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
42  |   J.P. Morgan Money Market Funds

The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a net asset value (“NAV”) of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
The Fund’s Main Investment Risks
The Fund is subject to management risk and the Fund may not achieve its objective if the adviser’s expectations regarding particular instruments or interest rates are not met.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investment in this Fund or any other fund may not provide a complete investment program. The suitability of an investment in the Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if this Fund is suitable for you.
The Fund is subject to the main risks noted below, any of which may adversely affect the Fund’s performance and ability to meet its investment objective.
Interest Rate Risk. The Fund’s investments in bonds and other debt securities will change in value based on changes in interest rates. If rates increase, the value of these investments generally declines. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. The Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of floating rate and variable securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Given that the Federal Reserve has been raising interest rates, the Fund may face a heightened level of interest rate risk.
July 1, 2018  |  43

JPMorgan New York Municipal Money Market Fund (continued)
Credit Risk. The Fund’s investments are subject to the risk that issuers and/or counterparties will fail to make payments when due or default completely. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in the Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Risk of New York Obligations. Because the Fund invests primarily in municipal obligations issued by the State of New York and New York City, their political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state, the city and their municipalities. As the nation’s financial capital, New York’s and New York City’s economy is heavily dependent on the financial sector, and may be sensitive to economic problems affecting the sector.
Municipal Obligations Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. This could decrease the Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to the Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of the Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these securities could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. The reorganization of a municipality’s debts may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of the Fund’s investments.
There may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for the Fund to be able to invest in accordance with its normal investment policies. As a temporary defensive position, the adviser may invest any portion of the Fund’s assets in obligations subject to state and/or federal income tax, or may hold any portion of the Fund’s assets in cash.
Investments in Weekly Liquid Assets Risk. Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets.
Geographic Focus Risk. As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S.

44  |   J.P. Morgan Money Market Funds

government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Tax Risk. The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
Transactions Risk. The Fund could experience a loss and its liquidity may be negatively impacted when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.
Structured Product Risk. Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.
Industry and Sector Focus Risk. The Fund may invest more than 25% of its total assets in securities which rely on similar projects for their income stream. As a result, the Fund could be more susceptible to developments which affect those projects. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. There is no assurance that the Fund will meet its investment objective of maintaining a net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that the Fund’s affiliates will purchase distressed assets from the Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that the Fund maintains a net asset value of $1.00 per share. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including the Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future.
Repurchase Agreement Risk. There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Risk Associated with the Fund Holding Cash. The Fund will at times hold some of its assets in cash, which may hurt the Fund’s performance. Cash positions may also subject the Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
The Fund’s Past Performance
This section provides some indication of the risks of investing in the Fund. The bar chart shows how the performance of the Fund’s Morgan Shares has varied from year to year for the past ten calendar years. The table shows the average annual total returns over the past one year, five years and ten years.
July 1, 2018  |  45

JPMorgan New York Municipal Money Market Fund (continued)
To obtain current yield information call 1-800-480-4111 or visit www.jpmorganfunds.com. Past performance is not necessarily an indication of how the Fund will perform in the future.
YEAR-BY-YEAR RETURNS
Best Quarter	1Q 2008	0.51%
Worst Quarter	3Q and 4Q 2009 1Q 2010 2Q, 3Q and 4Q 2011 1Q, 2Q, 3Q and 4Q 2012 1Q, 2Q and 3Q 2013 1Q, 2Q, 3Q and 4Q 2014 1Q, 2Q and 3Q 2015 1Q and 2Q 2016	0.00%
The Fund’s year-to-date total return through 3/31/18 was 0.16%.
AVERAGE ANNUAL TOTAL RETURNS (For periods ended December 31, 2017)
	Past 1 Year	Past 5 Years	Past 10 Years
MORGAN SHARES	0.28%	0.07%	0.21%
Management
J.P. Morgan Investment Management Inc.
Purchase and Sale of Fund Shares
Purchase minimums
For Morgan Shares
To establish an account	$1,000
To add to an account	$50
You may purchase or redeem shares on any business day that the Fund is open:
•	Through your financial intermediary
•	By writing to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528
•	After you open an account, by calling J.P. Morgan Funds Services at 1-800-480-4111
Investments in the Fund are limited to accounts beneficially owned by natural persons.
Tax Information
The Fund’s distributions of interest on municipal obligations generally are not subject to federal income tax; however the Fund may distribute taxable dividends, including distributions of short-term capital gains, and long-term capital gains. In addition, interest on certain obligations may be subject to the federal alternative minimum tax. To the extent that the Fund’s distributions are derived from interest on obligations that are not exempt from applicable state and local taxes, such distributions will be subject to such state and local taxes. When your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan, you may be subject to federal income tax on ordinary income or capital gains upon withdrawal from the tax-advantaged investment plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the financial intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or financial intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

46  |   J.P. Morgan Money Market Funds

More About the Funds
Additional Information About the Funds’ Investment Strategies
Prime Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and operates with a floating net asset value.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the banking industry. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the banking industry. The Fund may, however, invest less than 25% of its total assets in this industry as a temporary defensive measure.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquid Assets Money Market Fund
The Fund invests in high quality, short-term money market instruments which are issued and payable in U.S. dollars. The Fund principally invests in:
•	high quality commercial paper and other short-term debt securities, including floating and variable rate demand notes of U.S. and foreign corporations,
•	debt securities issued or guaranteed by qualified U.S. and foreign banks, including certificates of deposit, time deposits and other short-term securities,
•	securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”),
•	asset-backed securities,
•	repurchase agreements, and
•	taxable municipal obligations.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The securities in which the Fund may invest include privately placed securities. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund will concentrate its investments in the financial services industry, including asset-backed commercial paper programs. Therefore, under normal conditions, the Fund will invest at least 25% of its total assets in securities issued by companies in the financial services industry, which includes

July 1, 2018  |  47

More About the Funds (continued)
banks, broker-dealers, finance companies and other issuers of asset-backed securities. The Fund may, however, invest less than 25% of its total assets in this industry if warranted due to adverse economic conditions or if investing less than 25% appears to be in the best interest of shareholders.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
U.S. Government Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	debt securities issued or guaranteed by the U.S. government, or by U.S. government agencies or instrumentalities or Government-Sponsored Enterprises (“GSEs”), and
•	repurchase agreements fully collateralized by U.S. Treasury and U.S. government securities.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may enter into lending agreements under which the Fund would lend money for temporary purposes directly to another J.P. Morgan Fund through a credit facility, subject to meeting the conditions of an SEC exemptive order granted to the Fund permitting such interfund lending.

48  |   J.P. Morgan Money Market Funds

The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
U.S. Treasury Plus Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes and other obligations issued or guaranteed by the U.S. Treasury, and
•	repurchase agreements fully collateralized by U.S. Treasury securities.
The debt securities described above carry different interest rates, maturities and issue dates.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Federal Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in:
•	obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and
•	debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
The interest on these securities is generally exempt from state and local income taxes.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund may trade securities on a when-issued, delayed settlement or forward commitment basis. The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
July 1, 2018  |  49

More About the Funds (continued)
100% U.S. Treasury Securities Money Market Fund
Under normal conditions, the Fund invests its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes.
These investments carry different interest rates, maturities and issue dates. The interest on these securities is generally exempt from state and local income taxes. Ordinarily, the Fund does not buy securities issued or guaranteed by agencies of the U.S. government.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund will generally hold a portion of its assets in cash, primarily to meet redemptions.
The Fund intends to continue to qualify as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the Investment Company Act of 1940, as amended (“Investment Company Act”). “Government money market funds” are required to invest at least 99.5% of their assets in (i) cash, (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities and/or (iii) repurchase agreements that are collateralized fully, and are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates. While the J.P. Morgan Funds’ Board of Trustees (the “Board”) may elect to subject the Fund to liquidity fee and gate requirements in the future, the Board has not elected to do so at this time. A government money market fund may also include investments in other government money market funds as an eligible investment for purposes of the 99.5% requirement above.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities and issue dates.
Tax Free Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of the value of its Assets in municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The remaining 20% of the Fund’s total assets may be invested in securities subject to federal income tax or the federal alternative minimum tax.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government

50  |   J.P. Morgan Money Market Funds

MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from federal income taxes. As a fundamental policy, the Fund will invest at least 80% of its net assets in such municipal securities. For purposes of this policy, the Fund’s net assets include borrowings by the Fund for investment purposes.
Municipal obligations are securities that are issued by or on behalf of states, territories and possessions of the United States, including the District of Columbia, and their respective authorities, agencies and other groups with authority to act for the municipalities.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is exempt from federal income tax.
The Fund may invest up to 100% of its assets in municipal obligations that produce income subject to the federal alternative minimum tax. The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
July 1, 2018  |  51

More About the Funds (continued)
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
California Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of California, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments, such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from California personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates

52  |   J.P. Morgan Money Market Funds

The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
New York Municipal Money Market Fund
Under normal conditions, the Fund invests primarily in municipal obligations, the interest on which is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. As a fundamental policy, the Fund normally invests at least 80% of the value of its Assets in such municipal obligations. For purposes of this policy, “Assets” means net assets, plus the amount of borrowings for investment purposes.
For purposes of the 80% policy above, the Fund will only invest in municipal obligations if the issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals. Municipal obligations in which the Fund may invest are securities that are issued by the State of New York, its political subdivisions, authorities, and agencies, as well as by Puerto Rico, other U.S. territories and their political subdivisions.
The Fund generally invests in short-term money market instruments such as private activity and industrial development bonds, tax anticipation notes, municipal lease obligations and participations in pools of municipal obligations.
In addition to purchasing municipal obligations directly, the Fund may invest in municipal obligations by (1) purchasing instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, such as tender option bonds, or (2) purchasing participation interests in all or part of specific holdings of municipal obligations, provided that the applicable issuer receives assurances from legal counsel that the interest payable on the securities is excluded from gross income for federal income tax purposes, exempt from New York State and New York City personal income taxes and is not subject to the federal alternative minimum tax on individuals.
The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.
Up to 20% of the Fund’s total assets may be invested in investments subject to New York State and/or City personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements.
The Fund is a money market fund managed in the following manner:
•	The Fund seeks to maintain a NAV of $1.00 per share.
•	The dollar-weighted average maturity of the Fund will be 60 days or less and the dollar-weighted average life to maturity will be 120 days or less.
•	The Fund will only buy securities that have remaining maturities of 397 days or less or securities otherwise permitted to be purchased because of maturity shortening provisions under applicable regulation.
•	The Fund invests only in U.S. dollar-denominated securities.
•	The Fund seeks to invest in securities that present minimal credit risk.
The Fund may invest significantly in securities with floating or variable rates of interest. Their yields will vary as interest rates change. The Fund will at times hold some of its assets in cash.
The Fund’s adviser seeks to develop an appropriate portfolio by considering the differences in yields among securities of different maturities, market sectors and issuers.
Applicable Money Market Fund Regulations
Under the amendments to the Securities and Exchange Commission (“SEC”) rules that govern the operation of registered money market funds (“MMFs”), MMFs that qualify as “retail” (“Retail MMFs”) or “government” (“Government MMFs”) are permitted to continue to utilize amortized cost to value their portfolio securities and to transact at their existing $1.00 share price. MMFs that do not qualify as Retail MMFs or Government MMFs (collectively, “Institutional MMFs”) are required to price
July 1, 2018  |  53

More About the Funds (continued)
and transact in their shares at NAV reflecting current market-based values of their portfolio securities (i.e., at a “floating NAV”). The Fund intends to qualify as a Retail MMF.
Liquidity Fees and Redemption Gates
The Fund’s policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
If the Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or gates on redemptions. In addition, if the Fund’s weekly liquid assets fall below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Further Developments
The determination that the Fund will qualify as a Retail MMF remains subject to future change. Shareholders will be given notice of further developments, as appropriate.
In order to separate retail and non-retail investors, pursuant to relief granted by the SEC, the Fund may redeem investors that do not satisfy the eligibility requirements for Retail MMF investors. The Fund will provide advance written notification of its intent to make any such involuntary redemptions to the applicable shareholders, which will include more specific information about timing. Neither the Fund nor the adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each of the Funds
Each Fund may utilize these investment strategies to a greater or lesser degree.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Within these requirements, each Fund is managed in the following manner:
•	The dollar-weighted average maturity of each Fund will be 60 days or less, and the dollar-weighted average life to maturity will be 120 days or less. For a discussion of dollar weighted average maturity and dollar-weighted average life to maturity, please see page 81.
•	Each Fund will only buy securities that have remaining maturities of 397 days or less as determined under Rule 2a-7.
•	Each Fund invests only in U.S. dollar-denominated securities.
•	Each taxable Fund will not acquire any security other than a daily liquid asset unless, immediately following such purchase, at least 10% of its total assets would be invested in daily liquid assets and each Fund will not acquire any security other than a weekly liquid asset unless, immediately following such purchase, at least 30% of its total assets would be invested in weekly liquid assets. “Daily liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. “Weekly liquid assets” means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.
Each Fund seeks to invest in securities that present minimal credit risk. With regard to Prime Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, these securities will:
•	have one of the two highest short-term ratings from at least two of Standard & Poor’s Corporation, Moody’s Investors Service, Inc. and Fitch Ratings, or one such rating if only one of these rating organizations rates that security;
•	have an additional third party guarantee in order to meet the rating requirements; or
•	be considered of comparable quality by J.P. Morgan Investment Management Inc. (JPMIM), the Funds’ adviser, if the security is not rated by Standard & Poor’s Corporation, Moody’s Investors Service, Inc., or Fitch Ratings.
All of the Funds that are permitted to invest in repurchase agreements may engage in repurchase agreement transactions that are collateralized by cash or government securities. The repurchase agreements in which the Funds invest may be with counterparties with varying degrees of credit quality. The Liquid Assets Money Market Fund and Prime Money Market Fund may, in addition, engage in repurchase agreement transactions that are collateralized by money market instruments, debt securities, loan participations or other securities, including equity securities and securities that are rated below investment grade by nationally recognized statistical rating organizations or unrated securities of comparable quality. High yield securities (known as junk bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
The 100% U.S. Treasury Securities Money Market Fund will provide shareholders with at least 60 days’ prior notice of any change to its policy to, under normal conditions, invest its

54  |   J.P. Morgan Money Market Funds

assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes. The Federal Money Market Fund will provide shareholders with at least 60 days’ prior notice of any changes to its policy to, under normal conditions, invest its assets exclusively in obligations of the U.S. Treasury, including Treasury bills, bonds and notes, and debt securities that certain U.S. government agencies or instrumentalities have either issued or guaranteed as to principal and interest.
FUNDAMENTAL INVESTMENT OBJECTIVES
An investment objective is fundamental if it cannot be changed without the consent of a majority of the outstanding shares of the Fund. The investment objective for each of the Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund and Municipal Money Market Fund is fundamental. The investment objective for each of the Prime Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund is non-fundamental and may be changed without the consent of a majority of the outstanding shares of that Fund.
Please note that the Funds also may use strategies that are not described in this section, but which are described in the Statement of Additional Information.
Investment Risks
There can be no assurance that a Fund will achieve its investment objective.

An investment in a Fund or any other fund may not provide a complete investment program. The suitability of an investment in a Fund should be considered based on the investment objective, strategies and risks described in this prospectus, considered in light of all of the other investments in your portfolio, as well as your risk tolerance, financial goals and time horizons. You may want to consult with a financial advisor to determine if a Fund is suitable for you.
The main risks associated with investing in the Funds are summarized in “Risk/Return Summaries” at the front of this prospectus. More detailed descriptions of the main risks and additional risks of the Funds are described below.
Interest Rate Risk. The Funds invest in debt securities that increase or decrease in value based on changes in interest rates. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Your investment will decline in value if the value of these investments decreases. Securities with greater interest rate sensitivity and longer maturities generally are subject to greater fluctuations in value. Usually, changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Each Fund may invest in variable and floating rate securities. Although these instruments are generally less sensitive to interest rate changes than fixed rate instruments, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as general interest rates. Many factors can cause interest rates to rise. Some examples include central bank monetary policy, rising inflation rates and general economic conditions. Given that the Federal Reserve has begun to raise interest rates, the Funds may face a heightened level of interest rate risk.
Credit Risk. There is a risk that the issuer and/or a counterparty of a security, or the counterparty to a contract, repurchase agreement or other investment, will default or otherwise become unable to honor a financial obligation. The price and liquidity of a security can also be adversely affected if either its credit status or the market environment generally deteriorates and the probability of default rises. The value of your investment could decline as a result of these events. Prices of a Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.
General Market Risk. Economies and financial markets throughout the world are becoming increasingly interconnected, which increases the likelihood that events or conditions in one country or region will adversely impact markets or issuers in other countries or regions. Securities in a Fund’s portfolio may underperform in comparison to securities in general financial markets, a particular financial market or other asset classes, due to a number of factors, including inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters or events, terrorism, regulatory events and government controls.
Mortgage-Related and Other Asset-Backed Securities Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of difficult or frozen credit markets, significant changes in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, during such periods and also under normal conditions, these securities are also subject to prepayment and call risk. Gains and losses associated with
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prepayments will increase/decrease the income available for distributions by a Fund and the Fund’s yield. When mortgages and other obligations are prepaid and when securities are called, a Fund may have to reinvest in securities with a lower yield or fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss and/or a decrease in the amount of dividends and yield. In periods of rising interest rates, a Fund may be subject to extension risk, and may receive principal later than expected. As a result, in periods of rising interest rates, a Fund may exhibit additional volatility. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default described under “Credit Risk”.
Government Securities Risk. The Funds invest in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association (Ginnie Mae), the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac) or other Government-Sponsored Enterprises (GSEs)). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed by Ginnie Mae or the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to a Fund. Securities issued or guaranteed by U.S. government related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support. Therefore, U.S. government related organizations may not have the funds to meet their payment obligations in the future. U.S. government securities include zero coupon securities, which tend to be subject to greater market risk than interest-paying securities of similar maturities.
Transactions and Liquidity Risk. A Fund could experience a loss when selling securities to meet redemption requests by shareholders, and its liquidity may be negatively impacted. The risk of loss increases if the redemption requests are large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities a Fund wishes to, or is required to, sell are illiquid. To the extent a large proportion of shares of a Fund are held by a small number of shareholders (or a single shareholder) including funds or accounts over which the adviser or its affiliates have investment discretion, a Fund is subject to the risk that these shareholders will purchase or redeem Fund shares in large amounts rapidly or unexpectedly, including as a result of an asset allocation decision made by the adviser or its affiliates. In addition to the other risks described in this section, these transactions could adversely affect the ability of a Fund to conduct its investment program. A Fund may be unable to sell illiquid securities at its desired time or price or the price at which the securities have been valued for purposes of the Fund’s net asset value. Illiquidity can be caused by a drop in overall market trading volume, an inability to find a ready buyer, or legal restrictions on the securities’ resale. Other market participants may be attempting to sell debt securities at the same time as a Fund, causing downward pricing pressure and contributing to illiquidity. The capacity for bond dealers to engage in trading or “make a market” in debt securities has not kept pace with the growth of bond markets. This could potentially lead to decreased liquidity and increased volatility in the debt markets. Liquidity and valuation risk may be magnified in a rising interest rate environment, when credit quality is deteriorating or in other circumstances where investor redemptions from fixed income mutual funds may be higher than normal. Certain securities that were liquid when purchased may later become illiquid, particularly in times of overall economic distress. Similarly, large purchases of Fund shares may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Large redemptions also could accelerate the realization of capital gains, increase a Fund’s transaction costs and impact a Fund’s performance.
Repurchase Agreement Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
A repurchase agreement is subject to the risk that the seller may fail to repurchase the security. In the event of default by the seller under a repurchase agreement construed to be a collateralized loan, the underlying securities would not be owned by a Fund, but would only constitute collateral for the seller’s obligation to pay the repurchase price. Therefore, a Fund may suffer time delays and incur costs in connection with the disposition of the collateral. For example, certain repurchase agreements a Fund may enter into may or may not be subject to an automatic stay in bankruptcy proceedings. As a result of the automatic stay, to the extent applicable, a Fund could be prohibited from selling the collateral in the event of a counterparty’s bankruptcy unless the Fund is able to obtain the approval of the bankruptcy court. In addition, to the extent that a repurchase agreement is secured by collateral other than cash and government securities (“Non-Traditional Collateral”), these risks may be magnified and the value of Non-Traditional Collateral may be more volatile or less liquid thereby increasing the risk that a Fund will be unable to recover fully in the event of a counterparty’s default. High yield securities (known as junk

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bonds) are considered to be speculative and are subject to greater risk of loss, greater sensitivity to interest rate and economic changes, valuation difficulties and potential illiquidity.
Concentration Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) Because the Prime Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the banking industry, developments affecting the banking industry may have a disproportionate impact on the Fund. Because the Liquid Assets Money Market Fund will, under ordinary circumstances, invest a significant portion of its assets in securities of companies in the financial services industry, developments affecting the financial services industry may have a disproportionate impact on the Fund. These risks generally include interest rate risk, credit risk and risk associated with regulatory changes in the banking industry and the financial services industry. The profitability of banks and companies in the financial services industry depends largely on the availability and cost of funds, which can change depending on economic conditions.
Foreign Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) Because the Funds may invest in foreign securities, they are subject to special risks in addition to those applicable to U.S. investments. These risks include political and economic risks, civil conflicts and war, greater volatility, expropriation and nationalization risks, sanctions or other measures by the United States or other governments, currency fluctuations, higher transaction costs, delayed settlement, possible foreign controls on investment, and less stringent investor protection and disclosure standards of foreign markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. In certain markets where securities and other instruments are not traded “delivery versus payment,” a Fund may not receive timely payment for securities or other instruments it has delivered or receive delivery of securities paid for and may be subject to increased risk that the counterparty will fail to make payments or delivery when due or default completely. Events and evolving conditions in certain economies or markets may alter the risks associated with investments tied to countries or regions that historically were perceived as comparatively stable becoming riskier and more volatile.
Industry and Sector Focus Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) At times a Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that a Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.
Structured Product Risk. (applicable to Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) Structured products, such as tender option bonds, involve structural complexities and potential risks that may not be present where a municipal security is owned directly. These enhanced risks may include additional counterparty risk (the risk that the counterparty will not fulfill its contractual obligations) and call risk (the risk that the instruments will be called and the proceeds may need to be reinvested). Additionally, an active trading market for such instruments may not exist. To the extent that a structured product provides a put, a fund may receive a lower interest rate in return for such feature and will be subject to the risk that the put provider will be unable to honor the put feature (purchase the security). Finally, short-term municipal or tax-exempt structured products may present tax issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to a Fund.
Floating and Variable Rate Securities Risk. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the securities. The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate. Floating and variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on a Fund’s ability to sell the securities at any given time. Such securities also may lose value.
Net Asset Value Risk. (applicable to Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund, 100% U.S. Treasury Securities Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund). There is no assurance that a Fund will maintain a stable net asset value of $1.00 per share on a continuous basis. Furthermore, there can be no assurance that a Fund’s affiliates will purchase distressed assets from a Fund, make capital infusions, enter into capital support agreements or take other actions to ensure that a Fund maintains a stable net asset value. In the event any money market fund fails to maintain a stable net asset value, other money market funds, including a Fund, could face a universal risk of increased redemption pressures, potentially jeopardizing the stability of their net asset values. In general, certain other money market funds have in the past failed to maintain stable net asset values and there can be no assurance that such failures and resulting redemption pressures will not occur in the future. The Prime Money Market
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Fund will not maintain a stable NAV per share. The value of the Fund’s shares is calculated to four decimal places and fluctuates with changes in the values of the Fund’s portfolio securities.
Municipal Obligations Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund). The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Changes in a municipality’s financial health may make it difficult for the municipality to make interest and principal payments when due. A number of municipalities have had significant financial problems recently, and these and other municipalities could, potentially, continue to experience significant financial problems resulting from lower tax revenues and/or decreased aid from state and local governments in the event of an economic downturn. This could decrease a Fund’s income or hurt the ability to preserve capital and liquidity.
Under some circumstances, municipal obligations might not pay interest unless the state legislature or municipality authorizes money for that purpose. Some obligations, including municipal lease obligations, carry additional risks. For example, they may be difficult to trade or interest payments may be tied only to a specific stream of revenue.
Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Factors contributing to the economic stress on municipalities may include lower property tax collections as a result of lower home values, lower sales tax revenue as a result of consumers cutting back spending, and lower income tax revenue as a result of a higher unemployment rate. In addition, since some municipal obligations may be secured or guaranteed by banks and other institutions, the risk to a Fund could increase if the banking or financial sector suffers an economic downturn and/or if the credit ratings of the institutions issuing the guarantee are downgraded or at risk of being downgraded by a national rating organization. If such events were to occur, the value of the security could decrease or the value could be lost entirely, and it may be difficult or impossible for a Fund to sell the security at the time and the price that normally prevails in the market. Such a downward revision or risk of being downgraded may have an adverse effect on the market prices of the obligations and thus the value of a Fund’s investments. To the extent that the financial institutions securing the municipal obligations are located outside the U.S., these obligations could be riskier than those backed by U.S. institutions because of possible political, social or economic instability, higher transaction costs, currency fluctuations, and possible delayed settlement.
In addition to being downgraded, an insolvent municipality may file for bankruptcy. For example, Chapter 9 of the Bankruptcy Code provides a financially distressed municipality protection from its creditors while it develops and negotiates a plan for reorganizing its debts. “Municipality” is defined broadly by the
Bankruptcy Code as a “political subdivision or public agency or instrumentality of a state” and may include various issuers of obligations in which a Fund invests. The reorganization of a municipality’s debts may include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures, which may significantly affect the rights of creditors and the value of the obligations issued by the municipality and the value of a Fund’s investments.
For some Funds, there may be times that, in the opinion of the adviser, municipal money market securities of sufficient quality are not available for a Fund to be able to invest in accordance with its normal investment policies.
Interest on municipal obligations, while generally exempt from federal income tax, may not be exempt from federal alternative minimum tax.
Investments in Weekly Liquid Assets Risk. (applicable to Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) Because the Fund limits its purchases to weekly liquid assets (as defined under Rule 2a-7), which are generally high-quality, short-term securities, its yield may be lower than other money market funds that purchase longer-term securities. Therefore, the Fund’s limitation to weekly liquid assets may reduce the Fund’s yield as compared to other money market funds. In addition, to the extent there are shortages in the supply of weekly liquid assets, it may be difficult for the Fund to purchase weekly liquid assets. Accordingly, the Fund is more susceptible to risks associated with the potential limited supply of high-quality, short-term securities than a fund that invests more broadly.
When-Issued, Delayed Settlement and Forward Commitment Transactions Risk. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and Federal Money Market Fund) A Fund may purchase or sell securities which it is eligible to purchase or sell on a when-issued basis, may purchase and sell such securities for delayed delivery and may make contracts to purchase or sell such securities for a fixed price at a future date beyond normal settlement time (forward commitments). When-issued transactions, delayed delivery purchases and forward commitments involve the risk that the security a Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, a Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.
Risk Associated with the Fund Holding Cash. (applicable to Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund, U.S. Treasury Plus Money Market Fund, Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund) A Fund will generally hold a portion of its assets in cash, primarily to meet redemptions. Cash positions may hurt performance and may subject a

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Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Risk Associated with the Fund Holding Cash. (applicable to Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund) A Fund will at times hold some of its assets in cash, which may hurt a Fund’s performance. Cash positions may also subject a Fund to additional risks and costs, such as increased exposure to the custodian bank holding the assets and any fees imposed for large cash balances.
Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, a Fund may have to reinvest in securities with a lower yield. A Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.
Interfund Lending Risk. (applicable to Liquid Assets Money Market Fund and U.S. Government Money Market Fund) A delay in repayment to the Fund from a borrowing fund could result in lost opportunity costs. Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the Fund could take possession of collateral that the Fund is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the Fund. The Fund’s interfund lending arrangements are subject to certain conditions under an SEC exemptive order. Although the conditions of the SEC exemptive order are designed to minimize the risks associated with interfund lending, no lending activity is without risk.
Privately Placed Securities Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) Privately placed securities generally are less liquid than publicly traded securities and a Fund may not always be able to sell such securities without experiencing delays in finding buyers or reducing the sale price for such securities. The disposition of some of the securities held by a Fund may be restricted under federal securities laws or by the relevant exchange or by a governmental or supervisory authority. As a result, a Fund may not be able to dispose of such investments at a time when, or at a price at which, it desires to do so and may have to bear expenses of registering these securities, if necessary. These securities may also be difficult to value.
Volcker Rule Risk. Pursuant to section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act and certain rules promulgated thereunder known as the Volcker Rule, if the adviser and/or its affiliates own 25% or more of the outstanding ownership interests of a Fund after the permitted seeding period from the implementation of a Fund’s investment strategy, a Fund could be subject to restrictions on trading that would adversely impact a Fund’s ability to execute its investment strategy. Generally, the permitted seeding period is three years from the implementation of a Fund’s investment strategy. As a result, the adviser and/or its affiliates may be required to reduce their ownership interests in a Fund at a time that is sooner than would otherwise be desirable, which may result in a Fund’s liquidation or, if a Fund is able to continue operating, may result in losses, increased transaction costs and adverse tax consequences as a result of the sale of portfolio securities.
Tax Risk. (applicable to Tax Free Money Market Fund and Municipal Money Market Fund) The Fund may invest in securities whose interest is subject to federal income tax or the federal alternative minimum tax. Consult your tax professional for more information.
Tax Risk. (applicable to California Municipal Money Market Fund) The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or California personal income taxes. Consult your tax professional for more information.
Tax Risk. (applicable to New York Municipal Money Market Fund) The Fund may invest in securities whose interest is subject to federal income tax, the federal alternative minimum tax or New York State or New York City personal income taxes. Consult your tax professional for more information.
State and Local Taxation Risk. (applicable to U. S. Government Money Market Fund and Federal Money Market Fund) The Fund may invest in securities whose interest is subject to state and local income taxes. Consult your tax professional for more information.
Risk of California Obligations. (applicable to California Municipal Money Market Fund) Because the Fund primarily invests in issuers in the State of California, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Provisions of the California Constitution and state statutes that limit the taxing and spending authority of California’s governmental entities may impair the ability of California issuers to pay principal and/or interest on their obligations. While California’s economy is broad, it does have major concentrations in high technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries.
During the recent recession, California experienced a significant economic downturn. Following the recession, California has experienced an economic expansion, and has generally kept spending in line with revenues. However, any deterioration of California’s fiscal situation could increase the risk of investing in California municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of California municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of
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an issuer of California municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
Risk of New York Obligations. (applicable to New York Municipal Money Market Fund) Because the Fund invests primarily in municipal obligations issued by the State of New York, its political subdivisions, authorities, and agencies, its performance will be affected by the fiscal and economic health of that state and its municipalities. Additionally, as the nation’s financial capital, New York’s economy is heavily dependent on the financial sector and may be sensitive to economic problems affecting the sector. New York also faces a particularly large degree of uncertainty from interest rate risk and equity market volatility. The New York economy tends to be more sensitive to monetary policy actions and to movements in the national and world economies than the economies of other states.
During the recent recession, New York experienced a significant economic downturn. Although New York has experienced consistent job growth in recent years, the State has also faced budgetary challenges. Any deterioration of New York’s fiscal situation could increase the risk of investing in New York municipal securities, including the risk of potential issuer default, and could heighten the risk that the prices of New York municipal securities, and the Fund’s NAV and/or yield, will experience greater volatility. Furthermore, any such deterioration could result in a downgrade of the credit rating of an issuer of New York municipal securities. Future downgrades could reduce the market value of the securities held by the Fund, which could adversely affect the Fund’s performance.
Municipal Focus Risk. (applicable to California Municipal Money Market Fund and New York Municipal Money Market Fund) As a single state money market fund, the Fund is less diversified than other money market funds. This is because a single state money market fund is allowed by SEC rules to invest a significantly greater portion than other money market funds of its assets in one issuer. Because of these rules and the relatively small number of issuers of a particular state’s municipal securities, the Fund’s performance is more affected by the success of one or a few issuers than is the performance of a more diversified fund.
Geographic Focus Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The Fund may focus its investments in one or more regions or small groups of countries. As a result, the Fund’s performance may be subject to greater volatility than a more geographically diversified fund.
Asia Pacific Market Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The economies in the Asia Pacific region are in all stages of economic development and may be intertwined. The small size of securities markets and the low trading volume in some countries in the Asia Pacific region may lead to a lack of liquidity. The share prices of companies in the region tend to be volatile and there is a significant possibility of loss. Many of the countries in the region are developing, both politically and economically, and as a result companies in the region may be subject to risks like nationalization or other forms of government interference, and/ or may be heavily reliant on only a few industries or commodities. Investments in the region may also be subject to currency risks, such as restrictions on the flow of money in and out of the country, extreme volatility relative to the U.S. dollar, and devaluation, all of which could decrease the value of a Fund.
European Market Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) A Fund’s performance will be affected by political, social and economic conditions in Europe, such as growth of the economic output (the gross national product), the rate of inflation, the rate at which capital is reinvested into European economies, the success of governmental actions to reduce budget deficits, the resource self-sufficiency of European countries and interest and monetary exchange rates between European countries. European financial markets may experience volatility due to concerns about high government debt levels, credit rating downgrades, rising unemployment, the future of the euro as a common currency, possible restructuring of government debt and other government measures responding to those concerns, and fiscal and monetary controls imposed on member countries of the European Union. The risk of investing in Europe may be heightened due to steps being taken by the United Kingdom to exit the European Union. In addition, if one or more countries were to exit the European Union or abandon the use of the euro as a currency, the value of investments tied to those countries or the euro could decline significantly and unpredictably.
Japan Risk. (applicable to Prime Money Market Fund and Liquid Assets Money Market Fund) The Japanese economy may be subject to economic, political and social instability, which could have a negative impact on Japanese securities. In the past, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. At times, the Japanese economy has been adversely impacted by government intervention and protectionism, changes in its labor market, and an unstable financial services sector. International trade, government support of the financial services sector and other troubled sectors, government policy, natural disasters and/or geopolitical developments could significantly affect the Japanese economy. A significant portion of Japan’s trade is conducted with developing nations and can be affected by conditions in these nations or by currency fluctuations. Japan is an island state with few natural resources and limited land area and is reliant on imports for its commodity needs. Any fluctuations or shortages in the commodity markets could have a negative impact on the Japanese economy.
For more information about risks associated with the types of investments that the Funds purchase, please read the Statement of Additional Information.

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Conflicts of Interest
An investment in a Fund is subject to a number of actual or potential conflicts of interest. For example, the Adviser and/or its affiliates provide a variety of different services to a Fund, for which the Fund compensates them. As a result, the Adviser and/or its affiliates have an incentive to enter into arrangements with a Fund, and face conflicts of interest when balancing that incentive against the best interests of a Fund. The Adviser and/or its affiliates also face conflicts of interest in their service as investment adviser to other clients, and, from time to time, make investment decisions that differ from and/or negatively impact those made by the Adviser on behalf of a Fund. In addition, affiliates of the Adviser provide a broad range of services and products to their clients and are major participants in the global currency, equity, commodity, fixed-income and other markets in which a Fund invests or will invest. In certain circumstances by providing services and products to their clients, these affiliates’ activities will disadvantage or restrict the Funds and/or benefit these affiliates. The Adviser may also acquire material non-public information which would negatively affect the Adviser’s ability to transact in securities for a Fund. JPMorgan and the Funds have adopted policies and procedures reasonably designed to appropriately prevent, limit or mitigate conflicts of interest. In addition, many of the activities that create these conflicts of interest are limited and/or prohibited by law, unless an exception is available. For more information about conflicts of interest, see the Potential Conflicts of Interest section in the Statement of Additional Information.
Temporary Defensive Positions
For liquidity and to respond to unusual market conditions, the Funds may hold all or most of their total assets in cash for temporary defensive purposes. These investments may be inconsistent with a Fund’s main investment strategies. This may result in a lower yield.
U.S. Treasury Plus Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) debt securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Federal Money Market Fund
As a temporary defensive measure, the Fund may invest up to 20% of its total assets in (1) repurchase agreements that are secured by U.S. Treasury securities, and (2) repurchase agreements that are secured with collateral issued or guaranteed by the U.S. government or its agencies or instrumentalities.
Tax Free Money Market Fund
Up to 20% of the Fund’s Assets may be invested in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
Municipal Money Market Fund
Up to 20% of the Fund’s total net assets may be invested in securities subject to federal income tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this 20% limit for temporary defensive purposes.
California Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-California municipal obligations, subject to California personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable, the Fund may buy municipal obligations from other states. These would generally be subject to California personal income taxes.
New York Municipal Money Market Fund
Up to 20% of the Fund’s total assets may be invested in non-New York municipal obligations, subject to New York personal income taxes, or in securities subject to federal income tax or the federal alternative minimum tax, such as taxable money market instruments or repurchase agreements. The Fund may exceed this limit for temporary defensive purposes. For example, when suitable municipal obligations are unavailable the Fund may buy municipal obligations from other states. These would generally be subject to New York State and New York City personal income taxes.
Temporary Defensive Position Risk
Prime Money Market Fund, Liquid Assets Money Market Fund, U.S. Government Money Market Fund and 100% U.S. Treasury Securities Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
U.S. Treasury Plus Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed
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More About the Funds (continued)
by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
The addition of repurchase agreements will cause additional state tax consequences to shareholders of the Fund. Consult your tax professional for more information.
Federal Money Market Fund
If the Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective.
Investments in the securities enumerated as investments permissible as a temporary defensive measure above pose additional risks. Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or Government-Sponsored Enterprises (“GSEs”) may include Ginnie Mae, Fannie Mae, or Freddie Mac securities. Securities issued or guaranteed by Ginnie Mae, Fannie Mae or Freddie Mac are not issued directly by the U.S. government. Ginnie Mae is a wholly-owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S. government would provide financial support to its agencies and instrumentalities if not required to do so by law.
Investments in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities or GSEs may also be subject to prepayment and call risk. The issuers of mortgage-backed and asset-backed securities and other callable securities may be able to repay principal in advance, especially when interest rates fall. Changes in prepayment rates can affect the return on investment and yield of these securities. When mortgages and other obligations are prepaid and when securities are called, the Fund may have to reinvest in securities with a lower yield. Additionally, for securities issued by agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government, the Fund may fail to recover additional amounts (i.e., premiums) paid for securities with higher interest rates, resulting in an unexpected capital loss. Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Furthermore, some asset-backed securities may have additional risk because they may receive little or no collateral protection from the underlying assets, and are also subject to the risk of default.
There is a risk that the counterparty to a repurchase agreement will default or otherwise become unable to honor a financial obligation and the value of your investment could decline as a result.
Tax-Free Money Market Fund and New York Municipal Money Market Fund
If a Fund departs from its investment policies during temporary defensive periods or to meet redemptions, it may not achieve its investment objective and may produce taxable income.
Additional Fee Waiver and/or Expense Reimbursement
Service providers to a Fund including the Fund’s adviser and/or its affiliates, may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses as they may determine from time to time. A

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Fund’s service providers may discontinue or modify these voluntary actions at any time without notice. Performance for the Funds reflect the voluntary waiver of fees and/or the reimbursement of expenses, if any. Without these voluntary waivers and/or expense reimbursements, performance would have been less favorable.
Additional Historical Performance
Information
Some of the companies that provide services to the Funds have in the past agreed not to collect some expenses and to reimburse others. Without these agreements, the performance figures would have been lower than those shown.
Each Fund is a money market fund managed to meet the requirements of Rule 2a-7 under the Investment Company Act of 1940. Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality, and maturity requirements on all money market funds. Effective October 14, 2014, Rule 2a-7 was amended to reflect various other changes. Fund performance shown prior to the effective date of such changes is based on SEC rules then in-effect and is not an indication of future returns.
July 1, 2018  |  63

The Funds’ Management and Administration
The following Funds are series of JPMorgan Trust I (JPMT I), a Delaware statutory trust:
Prime Money Market Fund
Federal Money Market Fund
100% U.S. Treasury Securities Money Market Fund
Tax Free Money Market Fund
California Municipal Money Market Fund
New York Municipal Money Market Fund
The following Funds are series of JPMorgan Trust II (JPMT II), a Delaware statutory trust:
Liquid Assets Money Market Fund
U.S. Government Money Market Fund
U.S. Treasury Plus Money Market Fund
Municipal Money Market Fund
Each Trust is governed by Trustees who are responsible for overseeing all business activities of the Funds. In addition to the Funds, each Trust consists of other series representing separate investment funds (each, a “J.P. Morgan Fund”).
Each of the Funds operates in a multiple class structure. A multiple class fund is an open-end investment company that issues two or more classes of shares representing interests in the same investment portfolio.
Each class in a multiple class fund can set its own transaction minimums and may vary with respect to expenses for distribution, administration and shareholder services. This means that one class could offer access to a Fund on different terms than another class. Certain classes may be more appropriate for a particular investor.
Each Fund may issue other classes of shares that have different expense levels and performance and different requirements for who may invest. Call 1-800-480-4111 to obtain more information concerning all of the Funds’ other share classes. A Financial Intermediary (as described below) who receives compensation for selling Fund shares may receive a different amount of compensation for sales of different classes of shares.
The Funds’ Investment Adviser
J.P. Morgan Investment Management Inc. (JPMIM) acts as investment adviser to the Funds and makes the day-to-day investment decisions for the Funds.
JPMIM is a wholly-owned subsidiary of JPMorgan Asset Management Holdings Inc., which is a wholly-owned subsidiary of JPMorgan Chase & Co. (JPMorgan Chase), a bank holding company. JPMIM is located at 270 Park Avenue, New York, NY 10017.
During the most recent fiscal period ended 2/28/18, JPMIM was paid management fees (net of waivers, if any), as shown below, as a percentage of average daily net assets:
100% U.S. Treasury Securities Money Market Fund	0.08%
California Municipal Money Market Fund	0.02
Federal Money Market Fund	0.06
Liquid Assets Money Market Fund	0.06
Municipal Money Market Fund	0.05
New York Municipal Money Market Fund	0.05
Prime Money Market Fund	0.08
Tax Free Money Market Fund	0.07
U.S. Government Money Market Fund	0.08
U.S. Treasury Plus Money Market Fund	0.08
A discussion of the basis the Board of Trustees of each Trust used in reapproving the investment advisory agreements for the Funds is available in the semi-annual reports for the most recent fiscal period ended August 31.
The Funds' Administrator
JPMIM (the Administrator) provides administration services and oversees the other service providers of the Funds. The Administrator receives a pro-rata portion of the following annual fee on behalf of each Money Market Fund for administration services: 0.070% of the first $150 billion of average daily net assets of all money market funds in the J.P. Morgan Funds Complex, plus 0.050% of average daily net assets of such Money Market Funds between $150 billion and $300 billion, plus 0.030% of average daily net assets of such Money Market Funds between $300 billion and $400 billion, plus 0.010% of the average daily net assets of such Money Market Funds over $400 billion.
The Funds' Shareholder Servicing Agent
JPMT I and JPMT II, on behalf of the Funds, have entered into a shareholder servicing agreement with JPMorgan Distribution Services, Inc. (JPMDS) under which JPMDS has agreed to provide certain support services to the Funds’ shareholders. For performing these services, JPMDS, as shareholder servicing agent, receives an annual fee of 0.35% of the average daily net assets of Morgan Shares of each Fund and 0.25% of the average daily net assets of the Class C Shares. JPMDS may enter into service agreements with Financial Intermediaries under which it will pay all or a portion of the annual fees described above to such entities for performing shareholder and administrative services. The amount payable for “service fees” (as defined by the Financial Industry Regulatory Authority (FINRA)) does not exceed 0.25% of the average annual net assets attributable to the Morgan Shares of each Fund.
The Funds' Distributor
JPMDS (the Distributor) is the distributor for the Funds. The Distributor is an affiliate of JPMIM.
With the exception of the Prime Money Market Fund, all of the Funds have adopted a Rule 12b-1 distribution plan under which they pay annual distribution fees of up to 0.10% of the average

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daily net assets attributable to Morgan Shares. The Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund have adopted a Rule 12b-1 distribution plan under which it pays annual distribution fees of up to 0.75% of the average daily net assets attributable to Class C Shares.
Rule 12b-1 fees are paid by the Funds to the Distributor as compensation for its services and expenses in connection with the sale and distribution of Fund shares. The Distributor in turn pays all or part of these Rule 12b-1 fees to Financial Intermediaries that have agreements with the Distributor to sell shares of the Funds. The Distributor may pay Rule 12b-1 fees to its affiliates. Payments are not tied to the amount of actual expenses incurred.
Because Rule 12b-1 expenses are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.
Additional Compensation to Financial Intermediaries
JPMIM, JPMDS and, from time to time, other affiliates of JPMorgan Chase may also, at their own expense and out of their own legitimate profits, provide additional cash payments to Financial Intermediaries whose customers invest in shares of the J.P. Morgan Funds. For this purpose, Financial Intermediaries include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS. These additional cash payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees (including sub-transfer agency and networking fees) that are paid to such Financial Intermediaries, as described elsewhere in this prospectus. These additional cash payments are generally made to Financial Intermediaries that provide shareholder, sub-transfer agency or administrative services or marketing support. Marketing support may include access to sales meetings, sales representatives and Financial Intermediary management representatives, inclusion of the J.P. Morgan Funds on a sales list, or other sales programs and/or for training and educating a Financial Intermediary’s employees. These additional cash payments also may be made as an expense reimbursement in cases where the Financial Intermediary provides shareholder services to J.P. Morgan Fund shareholders. JPMIM and JPMDS may also pay cash compensation in the form of finders’ fees that vary depending on the J.P. Morgan Fund and the dollar amount of shares sold. Such additional compensation may provide such Financial Intermediaries with an incentive to favor sales of shares of the J.P. Morgan Funds over other investment options they make available to their customers. See the Statement of Additional Information for more information.
July 1, 2018  |  65

How Your Account Works
Buying Fund Shares
Class C Shares Conversion Feature
Investors who hold shares in accounts where the Distributor is broker of record are no longer eligible to purchase Class C Shares. If Class C Shares held in an account with a third party broker of record are transferred to an account with the Distributor after April 21, 2017, those Class C Shares will be converted to Morgan Shares on the tenth business day of the month following the transfer. Because the share price of the Morgan Shares may be higher than that of the Class C Shares at the time of conversion, you may receive fewer Morgan Shares; however, the dollar value will be the same.
Beginning November 14, 2017, Class C Shares held in an account for ten calendar years will convert to Morgan Shares. The conversion date will be calculated from the first day of the month of purchase and processed on the tenth business day of the anniversary month. Because the share price of the Morgan Shares may be higher than that of the Class C Shares at the time of conversion, you may receive fewer Morgan Shares; however, the dollar value will be the same.
After conversion, your new shares will be subject to the lower Rule 12b-1 fees charged on Morgan Shares of the JPMorgan Liquid Assets Money Market Fund and JPMorgan U.S. Treasury Plus Money Market Fund. JPMorgan Prime Money Market Fund is not subject to Rule 12b-1 fees on Morgan Shares. You will not be assessed any sales charges or fees for the conversion of shares, nor will you be subject to any federal income tax as a result of the conversion. You will not pay any contingent deferred sales charge (CDSC) when you sell Morgan Shares that have converted from Class C Shares.
You do not pay any sales charge (sometimes called a load) when you buy Morgan Shares of these Funds. Unlike the other money market funds in the prospectus, the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund also offer Class C Shares. You do not pay any front-end sales charge when you buy Class C Shares of these three Funds. You may have to pay a contingent deferred sales charge (CDSC) when you sell Class C Shares of these three Funds depending on how long you have held them.
Different sales charges are associated with the Class C Shares of the Prime Money Market Fund, Liquid Assets Money Market Fund and U.S. Treasury Plus Money Market Fund:
•	If you hold Class C Shares, you may be required to pay a CDSC when you sell your shares if you held the shares for less than one year.
For more information about Class C Shares, see “Distribution Arrangements.”
Morgan Shares and Class C Shares may be purchased by the general public. You may purchase Fund shares through your Financial Intermediary. Financial Intermediaries may include financial advisors, investment advisers, brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others, including various affiliates of JPMorgan Chase, that have entered into agreements with JPMDS as Distributor and/or shareholder servicing agent. Shares purchased this way will typically be held for you by the Financial Intermediary. You may also purchase Morgan Shares directly from J.P. Morgan Funds Services.
Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) is open, except as noted below. In addition to weekends, the Federal Reserve is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. A Fund may also close on days when the Federal Reserve is open and the New York Stock Exchange (NYSE) is closed, such as Good Friday. On any business day when the Securities Industry and Financial Markets Association (SIFMA) recommends that the securities markets close trading early, a Fund may close early.
On occasion, the NYSE closes before 4:00 p.m. Eastern Time (ET). When the NYSE closes early, a Fund may also elect to close early and purchase orders accepted by the Fund after the early closing will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE. If your purchase order is accepted by the Fund before the Fund’s close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will become effective following the Fund’s next calculation of its net asset value (NAV). Purchase orders accepted after a Fund’s final calculation of NAV for the day will be effective the following business day.
The price you pay for your shares is the NAV per share of the class. NAV is the value of everything a class of a Fund owns, minus everything the class owes, divided by the number of shares of that class held by investors. Each Fund, other than the Prime Money Market Fund, seeks to maintain a stable NAV per share of $1.00 and each Fund uses the amortized cost method to value its portfolio of securities provided that certain conditions are met, including that the Board continues to believe that the amortized cost valuation fairly reflects the market-based NAV per share of the Fund. This method provides more stability in valuations. However, it may also result in periods during which the stated value of a security is different than the price the Fund would receive if it sold the investment.
The NAV of each class of shares is generally calculated as of the following times each day the Funds are accepting purchase orders and redemption requests (each such time, including the final of such times each day, a cut-off time): for each of Liquid Assets Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Plus Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m., 3:00 p.m., 4:00 p.m. and 5:00 p.m. ET; for each of Federal Money Market Fund and 100% U.S. Treasury Securities Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m., 12:00 p.m., 1:00 p.m., 2:00 p.m. and 3:00 p.m. ET; and for each of Tax Free Money

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Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund and New York Municipal Money Market Fund, 9:00 a.m., 10:00 a.m., 11:00 a.m. and 12:00 p.m. ET.
The NAV of each class of shares of the JPMorgan Prime Money Market Fund is generally calculated as of the following times on each day the Fund accepts purchase orders and redemption requests:
JPMorgan Prime Money Market Fund — 8:00 a.m., 12:00 p.m. and 3:00 p.m. ET.
The NAV of each class of shares of the JPMorgan Prime Money Market Fund is calculated using market-based values. The NAV per share of a class of the Fund is equal to the value of all the assets attributable to that class, minus the liabilities attributable to that class, divided by the number of outstanding shares of that class. The following is a summary of the valuation procedures generally used to value the J.P. Morgan Funds’ investments for market-based NAVs.
Securities for which market quotations are readily available are generally valued at their current market value. Other securities and assets, including securities for which market quotations are not readily available; market quotations are determined not to be reliable; or, their value has been materially affected by events occurring after the close of trading on the exchange or market on which the security is principally traded but before the Fund’s NAV is calculated, may be valued at fair value in accordance with policies and procedures adopted by the Board. Fair value represents a good faith determination of the value of a security or other asset based upon specifically applied procedures. Fair valuation may require subjective determinations. There can be no assurance that the fair value of an asset is the price at which the asset could have been sold during the period in which the particular fair value was used in determining the Fund’s NAV.
Fixed income securities are valued using prices supplied by an approved independent third party or affiliated pricing services or broker/dealers. Those prices are determined using a variety of inputs and factors as more fully described in the Statement of Additional Information.
Shares of mutual funds are valued at their respective NAVs.
If a Fund accepts your purchase order and receives payment the same day, as described below, your order will be processed at the price calculated at the next cut-off time and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the final cut-off time for a day, it will be processed at the next day’s first calculated price.
If the Fund does not receive payment on the same day that your order is placed, as described below, you will not be entitled to any dividends declared on that day.
The Funds have the right to refuse any purchase order or to stop offering shares for sale at any time. In addition, in its discretion, the Board may elect to calculate the price of a
Fund’s shares once per day. Under certain circumstances, the Board has delegated to management the ability to temporarily suspend one or more cut-off times for a Fund, other than the last cut-off time of the day.
Share ownership is electronically recorded; therefore, no certificate will be issued.
Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even, with regard to individuals, if they are citizens or lawful permanent residents of the United States.
The Funds reserve the right to change the manner in which shares are offered at any time.
If a Financial Intermediary holds your shares, it is the responsibility of the Financial Intermediary to send your purchase order and payment to a Fund by the applicable deadlines. Your Financial Intermediary may have earlier cut-off times for purchase orders. In addition, your Financial Intermediary may be closed at times when the Fund is open. Your order through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund. In the event that the order is accepted by a Financial Intermediary that a Fund has authorized to accept orders on its behalf, as described herein, the order will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase, redemption or exchange was received. Orders submitted through a Financial Intermediary that has not received such authorization will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary.
In order to receive a dividend on the day that you submit your order, a Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that an order is placed by a cut-off time specified above and payment through federal funds or other immediately available funds is not received by the Fund by the close of the Federal Reserve wire transfer system or other immediately available funds that same day, you will not accrue a dividend on that day and the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. If you pay by other acceptable methods, before the final cut-off time on a day, we will process your order that day, but you will not receive any dividends declared on that day. Payments received electronically from
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How Your Account Works (continued)
Financial Intermediaries on your behalf for trades accepted by the Fund will begin to receive dividends the day payment is received by the Fund.
The JPMorgan Prime Money Market Fund does not permit Financial Intermediaries to serve as its agent for the receipt of orders. All trades in the JPMorgan Prime Money Market Fund are priced at the NAV next calculated by the Fund following its receipt of the trade in proper form from the Financial Intermediary. Additionally, the Fund must receive “federal funds” or other immediately available funds by the close of the Federal Reserve wire transfer system (normally, 6:00 p.m. ET) on the same business day the purchase order is placed. In the event that payment is not received by the JPMorgan Prime Money Market Fund by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent. A shareholder that redeems shares of the JPMorgan Prime Money Market Fund will not receive a dividend on the date of redemption, regardless of the form of payment requested.
To open an account, buy or sell shares or get fund information, call:
J.P. Morgan Funds Services
1-800-480-4111
Minimum Investments and Shareholder Eligibility
Morgan and Class C Shares are subject to a $1,000 minimum investment requirement per Fund. You are required to maintain a minimum account balance equal to the minimum initial investment in each Fund. Subsequent investments must be at least $50 per Fund. A lower minimum initial investment may be available under the Systematic Investment Plan.
Investment minimums may be waived for certain types of retirement accounts (e.g., 401(k) or 403(b)) as well as for certain fee-based programs. The Funds reserve the right to waive any initial or subsequent investment minimum. For further information on investment minimum waivers, call 1-800-480-4111.
Each “retail” money market fund (“RMMF”) must adopt policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to separate retail and non-retail investors, a RMMF may redeem investors that do not satisfy the eligibility requirements for RMMF investors. Each of the RMMFs will provide advance written notice of its intent to make any such involuntary redemptions, which will include more specific information on timing. Neither a Fund nor its investment adviser will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.
Each RMMF will seek to continue to qualify as “retail” by requiring that investments in the Fund will be limited to accounts beneficially owned by natural persons. Natural persons may invest in a RMMF through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment authority held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day to day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts). Only accounts beneficially owned by natural persons are permitted to retain their shares. Financial Intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in a RMMF that are not eligible to be invested in the RMMF and must notify the RMMF of any ineligible shareholders that continue to own shares of the RMMF. Further, Financial Intermediaries may only submit purchase orders in RMMFs if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial Intermediaries may be required by a RMMF or its shareholder servicing agent to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders. The RMMFs reserve the right to redeem shares in any account that they cannot confirm to their satisfaction are beneficially owned by natural persons, after providing advance notice.
Financial Intermediaries are required, to the extent that they hold investments in a Fund that operates as a RMMF to ensure that all shareholders on behalf of whom they hold investments comply with the terms and conditions for investor eligibility as set forth above. Additionally, such Financial Intermediaries are expected to have, and upon request may be asked to provide satisfactory evidence to each of those Funds or the shareholder servicing agent that they have policies and procedures in place that are reasonably designed to limit all beneficial owners of the Fund on behalf of whom they place orders to natural persons and to provide to the Fund information or certification as to the adequacy of such procedures and the effectiveness of their implementation, in such form as may be reasonably requested by the Fund or the shareholder servicing agent. Financial Intermediaries are expected to promptly report to a RMMF or the shareholder servicing agent the identification of any shareholder of the RMMF that does not qualify as a natural person of whom they are aware and promptly take steps to redeem any such shareholder’s shares of the Fund upon request by the RMMF or the shareholder servicing agent, in

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such manner as it may reasonably request. Where, pursuant to authorization from a Fund, a Financial Intermediary accepts trade orders on the MMF’s behalf (which shall not include the JPMorgan Prime Money Market Fund), upon the Fund’s reasonable request, the Financial Intermediary is expected to promptly provide the Fund or the shareholder servicing agent with information regarding the timing of its acceptance of such trade orders for purposes of, among other things, validating which NAV calculation should be applied to such trades and determining whether the orders preceded or followed the effective implementation time of a liquidity fee or redemption gate, or a modification thereto.
The JPMorgan Prime Money Market Fund does not permit Financial Intermediaries to serve as its agent for the receipt of orders. For all other MMFs, where a Financial Intermediary serves as a Fund’s agent for the purpose of receiving orders, trades that are not transmitted to the Fund by the Financial Intermediary before the time required by the Fund or the shareholder servicing agent may, in the Fund’s discretion, be processed on an as-of basis, provided, however, that any cost or loss to the Fund or the shareholder servicing agent or their affiliates, from such transactions shall be borne exclusively by the Financial Intermediary.
General
The Funds are intended for short-term investment horizons, and do not monitor for market timers or prohibit short-term trading activity. Although these Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.
Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, residential or business street address, date of birth (for an individual) and other information that will allow us to identify you, including your social security number, tax identification number or other identifying number. The Funds cannot waive these requirements. The Funds are required by law to reject your Account Application if the required identifying information is not provided.
We will attempt to collect any missing information required on the Account Application, including any information that the Fund or the Distributor, in its sole discretion, may require to confirm Retail Fund eligibility, by contacting either you or your Financial Intermediary. If we cannot obtain this information within the established time frame, your Account Application will be rejected. Amounts received prior to receipt of the required information will be held uninvested and will be returned to you without interest if your Account Application is rejected. If the required information is obtained, your investment will be accepted and you will pay the NAV per share next calculated after all of the required information is received.
Once we have received all of the required information, federal law requires us to verify your identity. After an account is opened, we may restrict your ability to purchase additional shares until your identity is verified. If we are unable to verify your identity within a reasonable time, the Funds reserve the right to close your account at the current NAV per share. If your account is closed for this reason, your shares will be redeemed at the NAV per share next calculated after the account is closed, less any applicable CDSC.
Send the completed Account Application and a check to:
J. P. Morgan Funds Services
P. O. Box 8528
Boston, MA 02266-8528
All checks must be in U.S. dollars. The Funds do not accept credit cards, cash, starter checks, money orders or credit card checks. The Funds reserve the right to refuse “third-party” checks and checks drawn on non-U.S. financial institutions even if payment may be effected through a U.S. financial institution. Checks made payable to any individual or company and endorsed to J.P. Morgan Funds or a Fund are considered third-party checks. The redemption of shares purchased through J.P. Morgan Funds Services by check or an Automated Clearing House (ACH) transaction is subject to certain limitations. See “Selling Fund Shares.”
In the event that payment is not received by the JPMorgan Prime Money Market Fund by the close of the Federal Reserve wire transfer system or through other immediately available funds that same day, the Fund reserves the right to cancel your purchase order and you will be liable for any resulting losses or fees incurred by the Fund or the Fund’s transfer agent.
All checks must be made payable to one of the following:
•	J.P. Morgan Funds; or
•	The specific Fund in which you are investing.
Your purchase may be canceled if your check does not clear and you will be responsible for any expenses and losses to the Funds.
If you choose to pay by wire, please call 1-800-480-4111 to notify the Funds of your purchase and authorize your financial institution to wire funds to:
JPMorgan Chase Bank, N.A.
1 Chase Plaza, New York NY 10005
ATTN: J.P. Morgan Funds Services
ABA: 021000021
DDA: 323125832
DDA NAME: DST as Agent for JPMorgan Funds
FBO Your Fund Number & Account Number
        (EX: FUND 123-ACCOUNT 123456789)
Your Account Registration
        (EX: EYX CORPORATION)
Your J.P. Morgan Fund
        (EX: JPMORGAN ABC FUND-MORGAN)
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How Your Account Works (continued)
Orders paid by wire may be canceled if J.P. Morgan Funds Services does not receive payment by a Fund’s final cut-off time on the day that you placed your order. You will be responsible for any expenses and losses to the Funds.
You can buy shares in one of three ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Funds you want to buy and they will contact us. Your Financial Intermediary may charge you a fee and may offer additional services, such as special purchase and redemption programs, “sweep” programs, cash advances and redemption checks. Some Financial Intermediaries charge a single fee that covers all services.
Your purchase through a Financial Intermediary will be processed at the NAV next calculated following receipt of the order from the Financial Intermediary and acceptance by a Fund, which may not occur on the day submitted to the Financial Intermediary. In addition, orders placed through a Financial Intermediary are subject to the timing requirements relating to payment for shares described above. Your Financial Intermediary may impose different minimum investments and earlier cut-off times for the submission of orders.
Your Financial Intermediary may be paid by JPMDS to assist you in establishing your account, executing transactions and monitoring your investment. Financial Intermediaries may provide the following services in connection with their customers’ investments in the Funds:
•	Acting directly or through an agent, as the sole shareholder of record.
•	Maintaining account records for customers.
•	Processing orders to purchase, redeem or exchange shares for customers.
•	Responding to inquiries from shareholders.
•	Assisting customers with investment procedures.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a purchase order when such Financial Intermediary or, if applicable, such Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for purchase was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on the Funds’ behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through J.P. Morgan Funds Services
Call 1-800-480-4111
Or
Complete the Account Application and mail it along with a check for the amount you want to invest to:
J. P. Morgan Funds Services
P. O. Box 8528
Boston, MA 02266-8528
J.P. Morgan Funds Services will accept your order when federal funds, a wire, a check or ACH transaction is received together with a completed Account Application or other instructions in proper form.
If you purchase shares through a Financial Intermediary, you may be required to complete additional forms or follow additional procedures. You should contact your Financial Intermediary regarding purchases, exchanges and redemptions.
Through a Systematic Investment Plan
You may purchase additional Morgan or Class C Shares by making automatic periodic investments from your bank account. If you have met the required minimum investment of $1,000 per Fund, you can make additional systematic investments of $50 or more per month ($25 per month if your Systematic Investment Plan was set up prior to March 1, 2015). You may also choose to make an initial investment of an amount less than the required minimum as long as your initial investment is at least $50 and you agree to make regular monthly investments of at least $50.
•	Select the “Systematic Investment Plan” option on the Account Application.
•	Provide the necessary information about the bank account from which your investments will be made.
•	You are eligible for the lower $50 initial investment amount as long as you agree to make regular monthly investments of at least $50 until you reach the required $1,000 investment amount per fund. Once the required amount is reached, you must maintain the minimum $1,000 investment in the Fund.
Systematic Investment Plans are no longer allowed on the Prime Money Market Fund.
The Funds currently do not charge for this service, but may impose a charge in the future. However, your bank may impose a charge for debiting your bank account.
You may revoke your election to make systematic investments by calling 1-800-480-4111 or by sending a letter to:
J. P. Morgan Funds Services
P. O. Box 8528
Boston, MA 02266-8528

70  |   J.P. Morgan Money Market Funds

Selling Fund Shares
You can sell or redeem your shares on any day that the Funds are open for business. You will receive the NAV per share calculated at the next cut-off time after the Fund receives your order, less any applicable sales charges.
A redemption order must be supported by all appropriate documentation and information in good order (meaning that it includes the information required by, and complies with security requirements implemented by, the Funds’ transfer agent or the Funds), including the name of the registered shareholder and your account number. The Funds may refuse to honor incomplete orders.
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. Under normal circumstances, if a Fund receives your order before the Fund’s final daily cut-off time, the Fund typically expects to pay redemption proceeds to you by wire that same business day. Proceeds may be made available throughout the day following the calculation of NAVs. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following receipt of the redemption order by the Funds. For trades submitted through a Financial Intermediary, it is the responsibility of each Financial Intermediary to submit orders to the Fund by the final daily cut-off time in order to receive proceeds that same business day by wire. Otherwise, except as set forth in the section “Suspension of Redemptions” below, your redemption proceeds will be paid within seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order. Shareholders that redeem shares and purchase additional shares on the same day will receive dividends as set forth above under ‘‘Buying Fund Shares’’.
Dividends will not accrue on shares that are redeemed and paid on a same day basis or any shares of the JPMorgan Prime Money Market Fund on the date of redemption. Other redeeming shareholders will accrue dividends on the redemption date.
If you have changed your address of record within the previous 15 days, the Funds will not mail your proceeds, but rather will wire them or send them by ACH to a pre-existing bank account on record with the Funds.
The Funds may hold proceeds for shares purchased by ACH or check until the purchase amount has been collected, which may be as long as five business days.
You may also need to have medallion signature guarantees for all registered owners or their legal representatives if:
•	You want to redeem shares with a value of $50,000 or more and you want to receive your proceeds in the form of a check; or
•	You want your payment sent to an address, bank account or payee other than the one currently designated on your Fund account.
We may also need additional documents or a letter from a surviving joint owner before selling the shares. Contact J.P. Morgan Funds Services for more details.
You can sell your shares in one of three ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to sell. Once the Fund accepts your order, which must be submitted in good order to your Financial Intermediary, the Fund will process it at the NAV calculated at the next cut-off time. Your Financial Intermediary will be responsible for sending the necessary documents to J.P. Morgan Fund Services. This may not occur on the day that an order is submitted to a Financial Intermediary. Your Financial Intermediary may charge you for this service.
Your Financial Intermediary may have earlier cut-off times for redemption orders.
Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received a redemption order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for redemption was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on a Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
If you hold your Fund shares through a Financial Intermediary, the length of time that the Funds typically expect to pay redemption proceeds depends on the method of payment and the agreement between the Financial Intermediary and the Funds. For redemption proceeds that are paid directly to you by a Fund, the Fund typically expects to make payments by wire on the same business day or by mailing a check or paying redemption proceeds by ACH on the next business day if the Fund receives your order from the Financial Intermediary before the Fund’s final daily cut-off time. For payments that are made to your Financial Intermediary for transmittal to you, the Funds
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How Your Account Works (continued)
expect to pay redemption proceeds to the Financial Intermediary for transmittal to you on the same business day or up to three business days following the Fund’s receipt of the redemption order from the Financial Intermediary.
Except as set forth in the section “Suspension of Redemptions” below, payment of redemption proceeds may take longer than the time a Fund typically expects and may take up to seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) after the Fund receives the redemption order as permitted by the Investment Company Act of 1940.
Through J.P. Morgan Funds Services
Call 1-800-480-4111. We will mail you a check or send the proceeds via electronic transfer or wire to the bank account on our records.
Or
Send a letter signed by an authorized signer with your instructions to:
J. P. Morgan Funds Services
P. O. Box 8528
Boston, MA 02266-8528
The length of time that the Funds typically expect to pay redemption proceeds depends on whether payment is made by ACH, wire or check. The Funds typically expect to make payments of redemption proceeds by wire on the same business day if the Fund receives your order before the Fund’s final daily cut-off time. For payment by check or ACH, the Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following the business day on which the Fund receives your order before the Fund’s final daily cut-off time.
Through a Systematic Redemption Plan
If you have an account value of at least $10,000, you may elect to receive monthly, quarterly or annual payments of not less than $100 each. Systematic redemptions in connection with required minimum distributions under a retirement plan may be in any amount.
•	Select the “Systematic Redemption Plan” option on the Account Application.
•	Specify the amount you wish to receive and the frequency of the payments.
•	You may designate a person other than yourself as the payee.
•	There is no fee for this service.
If you select this option, please keep in mind that:
•	If you own Class C Shares, the applicable CDSC will be deducted from those payments unless such payments are made:
•	Monthly and constitute no more than 1/12 of 10% of your then-current balance in a Fund each month; or
•	Quarterly and constitute no more than 1/4 of 10% of your then-current balance in a Fund each quarter.
The amount of the CDSC charged will depend on whether your systematic payments are a fixed dollar amount per month or quarter or are calculated monthly or quarterly as a stated percentage of your then-current balance in the Fund. For more information about the calculation of the CDSC for systematic redemptions exceeding the specified limits above, please see the Funds’ Statement of Additional Information. New annual systematic redemptions are not eligible for a waiver of the applicable Class C CDSC. Your current balance in the Fund for purposes of these calculations will be determined by multiplying the number of shares held by the then-current NAV per share for shares of the applicable class at the final cut-off time on the applicable day.
If the amount of the systematic payment exceeds the income earned by your account since the previous payment under the Systematic Redemption Plan, payments will be made by redeeming some of your shares. This will reduce the amount of your investment.
You cannot have both a Systematic Investment Plan and a Systematic Redemption Plan for the same Fund.
The length of time that the Funds typically expect to pay your systematic redemption depends on whether payment is made by ACH or check. The Funds typically expect to make payments of systematic redemption by check or ACH. The Funds typically expect to mail the check or pay redemption proceeds by ACH on the next business day following the day you have selected for such withdrawals in your account application.
Check Writing
Morgan Shares shareholders may write checks for $250 or more.
•	Checks may be payable to any person and your account will continue to earn dividends until the check clears.
•	Checks are free, but your bank or the payee may charge you for stop payment orders, insufficient funds, or other valid reasons.
•	You cannot use this option to close your account because of the difficulty of determining the exact value of your account.
•	You must wait five business days before you can write a check against shares purchased by a check or ACH.
Select the “Check Writing” option on the Account Application. Complete, sign and return the Check Writing Privileges Election form that is attached to the application. You will receive a supply of checks that will be drawn on UMB Bank, N.A.
Check writing privileges are not available for shareholders of the JPMorgan Prime Money Market Fund.

72  |   J.P. Morgan Money Market Funds

Additional Information Regarding Redemptions
Generally, all redemptions will be for cash. The J.P. Morgan Funds typically expect to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Funds may also satisfy redemption requests by borrowing from another Fund, by drawing on a line of credit from a bank, or using other short-term borrowings from its custodian. These methods may be used during both normal and stressed market conditions. In addition to paying redemption proceeds in cash, if you redeem shares worth $250,000 or more, the Funds reserve the right to pay part or all of your redemption proceeds in readily marketable securities instead of cash. If payment is made in securities, a Fund will value the securities selected in the same manner in which it computes its NAV. This process minimizes the effect of large redemptions on the Fund and its remaining shareholders. If you receive a redemption-in-kind, securities received by you may be subject to market risk and you could incur taxable gains and brokerage or other charges in converting the securities to cash. While the Funds do not routinely use redemptions in-kind, the Funds reserve the right to use redemptions in-kind to manage the impact of large redemptions on the Funds. Except as set forth in the section “Suspension of Redemptions” below, redemption in-kind proceeds will typically be made by delivering a pro-rata amount of a Fund’s holdings that are readily marketable securities to the redeeming shareholder within seven days (one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S Treasury Plus Money Market Fund and JPMorgan U.S Government Money Market Fund) after the Fund’s receipt of the redemption order.
The Funds reserve the right to change the manner in which shares are offered at any time.
Liquidity Fees and Redemption Gates
If a Retail Fund’s or the JPMorgan Prime Money Market Fund’s weekly liquid assets fall below 30% of its total assets, the Board, in its discretion, may impose liquidity fees of up to 2% of the value of the shares redeemed and/or redemption gates. In addition, if one such Fund’s weekly liquid assets falls below 10% of its total assets at the end of any business day, the Fund must impose a 1% liquidity fee on shareholder redemptions unless the Board determines that not doing so is in the best interests of the Fund.
Liquidity fees and redemption gates are most likely to be imposed, if at all, during times of extraordinary market stress. The Board generally expects that a redemption gate would be imposed prior to notification to shareholders and Financial Intermediaries that a gate would be imposed. Additionally, the Board generally expects that a liquidity fee would be implemented, if at all, after a Fund has notified Financial Intermediaries and shareholders that a liquidity fee will be imposed (generally, applied to all redemption requests processed at the first net asset value calculation on the next business day following the announcement that the Fund will impose a liquidity fee), although the Board, in its discretion, may elect otherwise. In the event that a liquidity fee or redemption gate is imposed, the Board expects that for the duration of its implementation and the day after which such gate or fee is terminated, the Fund would strike only one NAV per day, at a Fund’s last scheduled NAV calculation time.
The imposition and termination of a liquidity fee or redemption gate will be reported by a Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website (www.jpmorganfunds.com). In addition, a Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. If a liquidity fee is applied by the Board, it will be charged on all redemption orders submitted after the effective time of the imposition of the fee by the Board. Liquidity fees would reduce the amount you receive upon redemption of your shares. In the event a Fund imposes a redemption gate, the Fund or any Financial Intermediary on its behalf will not accept redemption requests until the Fund provides notice that the redemption gate has been terminated.
Redemption requests submitted while a redemption gate is imposed will be cancelled without further notice. If shareholders still wish to redeem their shares after a redemption gate has been lifted, they will need to submit a new redemption request.
The Board may, in its discretion, terminate a liquidity fee or redemption gate at any time if it believes such action to be in the best interest of a Fund and its shareholders. Also, liquidity fees and redemption gates will automatically terminate at the beginning of the next business day once a Fund’s weekly liquid assets reach at least 30% of its total assets. Redemption gates may only last up to 10 business days in any 90-day period. When a fee or a gate is in place, the Fund may elect not to permit the purchase of shares or to subject the purchase of shares to certain conditions, which may include affirmation of the purchaser’s knowledge that a fee or a gate is in effect. When a fee or a gate is in place, shareholders will not be permitted to exchange into or out of a Fund. The Board may, in its discretion, permanently suspend redemptions and liquidate if, among other things, a Fund, at the end of a business day, has less than 10% of its total assets invested in weekly liquid assets. With regard to the Retail Funds and the Government Funds, the Board may suspend redemptions and liquidate the Fund if the Board determines that the deviation between its amortized cost price per share and its market-based NAV per share may result in material dilution or other unfair results to investors or existing shareholders.
There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the Internal Revenue Service (“IRS”). If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
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How Your Account Works (continued)
Financial Intermediaries are required to promptly take the steps requested by the Retail Funds, the JPMorgan Prime Money Market Fund or their designees to impose or help to implement a liquidity fee or redemption gate as requested from time to time, including the rejection of orders due to the imposition of a fee or gate or the prompt re-confirmation of orders following a notification regarding the implementation of a fee or gate. If a liquidity fee is imposed, these steps are expected to include the submission of trades on a gross, rather than net, basis from the time of the effectiveness of the liquidity fee or redemption gate and the submission of such order information to the Fund or its designee prior to the next calculation of a Fund’s NAV. Unless otherwise agreed to between a Fund and Financial Intermediary, the Fund will withhold liquidity fees on behalf of Financial Intermediaries. With regard to such orders, a redemption request that a Fund determines in its sole discretion has been received in good order by the Fund or its designated agent prior to the imposition of a liquidity fee or redemption gate may be paid by the Fund despite the imposition of a redemption gate or without the deduction of a liquidity fee.
Exchanging Fund Shares
Exchanges between the JPMorgan Prime Money Market Fund and other J.P. Morgan Funds are not permitted.
In general, the same rules and procedures that apply to sales and purchases apply to exchanges. An exchange order must be in good order and supported by all appropriate documentation and information in proper form. The Funds may refuse to honor incomplete orders. All exchanges are based upon the NAV that is next calculated after the Fund receives your order, provided the exchange out of one Fund must occur before the exchange into the other Fund. The redemption of your shares will be processed at the next calculated NAV by the Fund whose shares you are redeeming, and your purchase will be processed as of the same time if the Fund into which you wish to exchange also calculates a NAV at such time or if not, as of such Fund’s next calculated NAV. The exchange might not be completed on the date on which the order is submitted and, in such case, the proceeds of the redemption may remain uninvested until the exchange is completed. A shareholder that exchanges out of shares of a Fund that accrues a daily dividend, including a money market fund, will accrue a dividend on the day of the redemption. A shareholder that exchanges into shares of a Fund that accrues dividends daily will not accrue a dividend on the day of the purchase. However, dividends will accrue on transactions processed as a redemption order followed by a purchase order as set forth in the Sections “Buying Fund Shares” and “Selling Fund Shares” above.
For all Funds other than the Prime Money Market Fund:
Subject to meeting any investment minimum and eligibility requirements, Morgan Shares may be exchanged for the same class of shares of another J.P. Morgan Money Market Fund,
Class A, Class C or Class I Shares of another J.P. Morgan Fund and any other class of the same Fund. You may pay a sales charge if you exchange your Morgan Shares for Class A or Class C Shares.
Class C Shares of a Fund may be exchanged for Class C Shares of another J.P. Morgan Fund.
If you exchange Class C Shares of the Liquid Assets Money Market Fund or U.S. Treasury Plus Money Market Fund for Class C Shares of another J.P. Morgan Fund, you will not pay a CDSC until you sell the shares of the other Fund. The amount of the CDSC will be based on when you bought the original shares, not when you made the exchange.
Your new Class C Shares will be subject to the CDSC of the Fund from which you exchanged. The current holding period for your exchanged Class C Shares is carried over to your new shares.
If you exchange Morgan Shares, Class A Shares or Class C Shares that are subject to a CDSC to Morgan Shares, Class A Shares or Class C Shares, respectively, of another Fund, you will not pay a CDSC at the time of the exchange, however:
1. Your new Morgan Shares, Class A Shares or Class C Shares will be subject to the CDSC associated with the shares you exchanged, and
2. The holding period for your exchanged Morgan Shares, Class A Shares or Class C Shares is carried over to your new shares.
You will need to meet any investment minimum or eligibility requirements. The J.P. Morgan Funds do not charge a fee for this privilege. In addition, the J.P. Morgan Funds will provide 60 days’ written notice of any termination of or material change to your exchange privilege.
Generally, an exchange between J.P. Morgan Funds is considered a sale and generally results in a capital gain or loss for federal income tax purposes. An exchange between classes of shares of the same Fund is generally not taxable for federal income tax purposes. You should consult your tax advisor before making an exchange.
Before making an exchange request, you should read the prospectus of the J.P. Morgan Fund whose shares you would like to purchase by exchange. You can obtain a prospectus for any J.P. Morgan Fund by contacting your Financial Intermediary, by visiting www.jpmorganfunds.com, or by calling 1-800-480-4111.
We reserve the right to limit the number of exchanges or to refuse an exchange. Your exchange privilege will be revoked if the exchange activity is considered excessive.
You can exchange your shares in one of two ways:
Through Your Financial Intermediary
Tell your Financial Intermediary which Fund’s shares you want to exchange. They will send the necessary documents to J.P. Morgan Funds Services. Your Financial Intermediary may charge you for this service.

74  |   J.P. Morgan Money Market Funds

Certain Funds have authorized one or more Financial Intermediaries to accept purchase and redemption orders on their behalf. Such Financial Intermediaries are authorized to designate other intermediaries to accept purchase and redemption orders on a Fund’s behalf. The Funds will be deemed to have received an order when a Financial Intermediary or, if applicable, that Financial Intermediary’s authorized designee, accepts the order. Such orders will be priced at the Fund’s NAV next calculated after it is accepted by the Financial Intermediary. In such cases, if requested by a Fund, a Financial Intermediary will be responsible for providing information with regard to the time that such order for exchange was received.
Orders submitted through a Financial Intermediary that has not received such authorization to accept orders on the Fund’s behalf will be priced at the Fund’s NAV next calculated after it receives the order from the Financial Intermediary and accepts it, which may not occur on the day submitted to the Financial Intermediary. Since not all Financial Intermediaries have received such authorization, you may wish to contact your Financial Intermediary to determine if it has received such authorization.
Through J.P. Morgan Funds Services
Call 1-800-480-4111 to ask for details.
Distribution Arrangements
To obtain free information regarding sales charges and elimination or waiver of sales charges on Class C Shares, visit www.jpmorganfunds.com or call 1-800-480-4111. You may also contact your Financial Intermediary about the elimination or waiver of sales charges.
Class C Shares
Class C Shares are offered at NAV per share, without any upfront sales charge. However, if you redeem your shares within one year of the purchase date, measured from the first day of the month in which the shares were purchased, you will be assessed a CDSC as follows:
Years Since Purchase	CDSC as a % of Dollar Amount Subject to Charge
0–1	1.00
After first year	None
The Distributor pays a commission of 1.00% of the original purchase price to Financial Intermediaries who sell Class C Shares.
Class C Shares have higher combined Rule 12b-1 and service fees than Morgan Shares.
Calculation of the Class C CDSC
A Fund assumes that all purchases made in a given month were made on the first day of the month.
You should retain any records necessary to substantiate historical costs because the Distributor, the Funds, the transfer agent and your Financial Intermediary may not maintain such information.
No CDSC is imposed on shares acquired through reinvestment of dividends or capital gains distributions.
To keep your CDSC as low as possible, a Fund first will redeem shares acquired through dividend reinvestment followed by the shares you have held for the longest time, and thus have the lowest CDSC.
If you received your Class C Shares in connection with a fund reorganization, the CDSC applicable to your original shares (including the period of time you have held those shares) will be applied to the shares you received in the reorganization.
Waivers of the Class C CDSC
No CDSC is imposed on redemptions of Shares:
1.	If you participate in a Systematic Redemption Plan as outlined in “Selling Fund Shares — Through a Systemic Redemption Plan” and withdraw no more than the amount permitted to be withdrawn without a CDSC.
2.	Made due to the death or disability of a shareholder. For shareholders that become disabled, the redemption must be made within one year of initial qualification for Social Security disability payments or within one year of becoming disabled as defined in section 72(m)(7) of the Internal Revenue Code of 1986, as amended (the “Code”). This waiver is only available for accounts opened prior to the shareholder’s disability. In order to qualify for the waiver, the Distributor must be notified of the death or disability at the time of the redemption order and be provided with satisfactory evidence of such death or disability.
3.	That represent a required minimum distribution from your IRA Account or other qualifying retirement plan but only if you are at least age 70½. If the shareholder maintains more than one IRA, only the assets credited to the IRA that is invested in one or more of the J.P. Morgan Funds are considered when calculating that portion of your required minimum distribution that qualifies for the waiver.
4.	That are part of a Fund-initiated event, such as mergers, liquidations, asset acquisitions, and exchange offers to which a Fund is a party, or result from a failure to maintain the required minimum balance in an account. However, you may pay a sales charge when you redeem the Fund shares you received in connection with the Fund-initiated event.
5.	Exchanged into the same share class of other J.P. Morgan Funds. Your new Fund will be subject to the CDSC of the Fund from which you exchanged and the current holding period is carried over to your new shares. Please read “Exchanging Fund Shares” for more information
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How Your Account Works (continued)
6.	If the Distributor receives notice before you invest indicating that your Financial Intermediary, due to the type of account that you have, is waiving its commission.
7.	Sold as a return of excess contributions from an IRA Account.
8.	Sold to pay JPMDS or a Financial Intermediary account-related fees (only if the transaction is initiated by JPMDS or the Financial Intermediary).
No sales charge is imposed on Class C Shares of the Funds if the shares were bought with proceeds from the sale of Class C Shares of a J.P. Morgan Fund, but only if the purchase is made within 90 days of the sale or distribution. Appropriate documentation may be required.
To take advantage of any of these waivers of the CDSC applicable to Class C Shares, you must qualify for such waiver. To see if you qualify, call 1-800-480-4111 or contact your Financial Intermediary. These waivers may not continue indefinitely and may be discontinued at any time without notice.
The Funds reserve the right to change the manner in which shares are offered at any time.
Other Information Concerning the Funds
The Funds use reasonable procedures to confirm that instructions given by telephone are genuine. These procedures include recording telephone instructions and asking for personal identification. If these procedures are followed, the Funds will not be responsible for any loss, liability, cost or expense of acting upon unauthorized or fraudulent instructions; you bear the risk of loss.
Due to the relatively high cost of maintaining small accounts, if your account value falls below the Funds’ minimum investment requirement, the Funds reserve the right to redeem all of the remaining shares in your account and close your account or charge an annual sub-minimum account fee of $10 per Fund. Before either of these actions is taken, you will be given 60 days’ advance written notice in order to provide you with time to increase your account balance to the required minimum, by purchasing sufficient shares, in accordance with the terms of this prospectus. Accounts participating in a qualifying Systematic Investment Plan will not be subject to redemption or the imposition of the $10 fee as long as the systematic payments to be made will increase the account value above the required minimum balance within 18 months of the establishment of the account.
1.	To collect the $10 sub-minimum account fee, the Funds will redeem $10 worth of shares from your account. Shares redeemed for this reason will not be charged a CDSC, if applicable.
2.	If your account falls below the Funds’ minimum investment requirement and is closed as a result, you will not be charged a CDSC, if applicable. For information on minimum required balances, please see “Buying Fund Shares — Minimum Investments”.
You may not always reach J.P. Morgan Funds Services by telephone. This may be true at times of unusual market changes and shareholder activity. You can mail us your instructions or contact your Financial Intermediary. We may modify or cancel the sale of shares by telephone without notice.
You may write to:
J. P. Morgan Funds Services
P. O. Box 8528
Boston, MA 02266-8528
Shares of the JPMorgan U.S. Government Money Market Fund are intended to qualify as eligible investments for federally chartered credit unions pursuant to Sections 107(7), 107(8) and 107(15) of the Federal Credit Union Act, Part 703 of the National Credit Union Administration (NCUA) Rules and Regulations and NCUA Letter Number 155. A credit union should consult qualified legal counsel to determine whether the Fund is a permissible investment under the laws applicable to it.
The Funds and their service providers may temporarily hold redemption proceeds from accounts maintained directly with the Funds if there is a reasonable belief that financial exploitation of a Specified Adult has occurred, is occurring, has been attempted, or will be attempted. For purposes of this paragraph, the term “Specified Adult” refers to an individual who is (A) a natural person age 65 and older; or (B) a natural person age 18 and older who the member reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests.
Additional Information that Applies to All Accounts: If unable to verify your identity or that of any other person(s) authorized to act on your behalf, or if potentially criminal activity is identified, the Funds and the Distributor reserve the right to close your account or take such other action they deem reasonable or required by law.
Suspension of Redemptions
The Funds may suspend your ability to redeem or may postpone payment for more than seven days (more than one day for the JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund) when:
1.	Trading on the NYSE is restricted;
2.	The NYSE is closed (other than weekend and holiday closings);
3.	Federal securities laws permit (with regard to JPMorgan Prime Money Market Fund, JPMorgan U.S. Treasury Plus Money Market Fund and JPMorgan U.S. Government Money Market Fund, upon the occurrence of any of the conditions set forth under Section 22(e) of the Investment Company Act of 1940);

76  |   J.P. Morgan Money Market Funds

4.	The SEC has permitted a suspension;
5.	An emergency exists, as determined by the SEC; or
6.	The Board elects to implement a liquidity fee or redemption gate on a Retail Fund or the JPMorgan Prime Money Market Fund.
See “Purchases, Redemptions and Exchanges” in the Statement of Additional Information for more details.
July 1, 2018  |  77

Shareholder Information
Distributions and Taxes
Each Fund has elected to be treated and intends to qualify each taxable year as a regulated investment company. A regulated investment company is not subject to tax at the corporate level on income and gains from investments that are distributed to shareholders. A Fund’s failure to qualify as a regulated investment company would result in corporate-level taxation and, consequently, a reduction in income available for distribution to shareholders.
Each Fund can earn income and realize capital gain. Each Fund deducts any expenses and then pays out the earnings, if any, to shareholders as distributions.
Each Fund declares dividends of net investment income, if any, daily, so your shares can start earning dividends on the day you buy them. Each Fund distributes such dividends of net investment income, if any, monthly in the form of additional Fund shares of the same class, unless you tell us that you want distributions in cash or as a deposit in a pre-assigned bank account. Such instruction must be received prior to the final calculation of the NAV on date of payment. Dividends on a dividend reinvestment begin to accrue on the date following the purchase date. In the event that a liquidity or redemption gate is in place at the time that dividends are distributed, all distributions will be made in form of cash. The taxation of dividends will not be affected by the form in which you receive them. For each taxable year, each Fund will distribute substantially all of its net investment income and short-term capital gain. Net short-term capital gains, if any, may be included in a Fund’s daily distribution. However, from time to time a Fund may not pay out all of the income and/or gains generated from its investments, including for the purpose of stabilizing its net asset value per share.
For federal income tax purposes, dividends of net investment income (other than “exempt-interest dividends” as described below) and any net short-term capital gain generally are taxable as ordinary income. If, at the close of each quarter of its taxable year, at least 50% of the value of a Fund’s total assets consists of tax-exempt interest obligations, the Fund will be eligible to designate distributions of interest derived from tax-exempt-interest obligations as “exempt-interest dividends.” Properly reported exempt-interest dividends paid by the Tax Free Money Market Fund, Municipal Money Market Fund, California Municipal Money Market Fund or New York Municipal Money Market Fund generally are not subject to federal income taxes, but may be subject to state and local taxes and may be subject to federal alternative minimum tax, both for individuals and corporate shareholders. It is unlikely that dividends from any of the Funds will qualify to any significant extent for the reduced tax rate applicable to qualified dividend income. The state or municipality where you live might not charge you state and local taxes on properly reported exempt-interest dividends earned on certain bonds. Shareholders that receive social security or railroad retirement benefits should also consult their tax advisors to determine what effect, if any, an investment in any of the Funds may have on the federal taxation of their benefits. Exempt-interest dividends are generally included in income for purposes of determining the amount of benefits that are taxable.
An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares, but excluding any exempt interest dividends from a Fund) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceed certain threshold amounts.
Dividends of interest earned on bonds issued by the U.S. government and its agencies may be exempt from some types of state and local taxes.
A Fund’s investments in certain debt obligations and asset backed securities may require a Fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, a Fund may be required to liquidate other investments in its portfolio that it otherwise would have continued to hold, including when it is not advantageous to do so.
If you receive distributions that are properly reported as capital gain dividends, the tax rate will be based on how long the Fund held a particular asset, not on how long you have owned your shares. Each Fund expects substantially all of its distributions of capital gain to be attributable to short-term capital gain which is taxed as ordinary income.
Regarding the Prime Money Market Fund and the Liquid Assets Money Market Fund, a Fund’s investment in foreign securities may be subject to foreign withholding or other taxes. In that case, the Fund’s yield would be decreased.
Any gain resulting from the sale or exchange of Fund shares will be taxable as long-term or short-term gain, depending upon how long you have held your shares. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by Funds, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund receives liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time.
Regarding the Prime Money Market Fund, because the Fund is not expected to maintain a stable share price, a sale or exchange of Fund shares may result in a capital gain or loss for you. Unless you choose to adopt a simplified “NAV method” of accounting (described below), such capital gain or loss generally will be treated either as short-term if you held your Fund shares for one year or less, or long-term if you held your Fund shares longer.
If you elect to adopt the NAV method of accounting, rather than computing gain or loss on every taxable disposition of Fund shares as described above, you would determine your gain or loss based on the change in the aggregate value of your Fund

78  |   J.P. Morgan Money Market Funds

shares during a computation period (such as your taxable year), reduced by your net investment (purchases minus sales) in those shares during that period. Under the NAV method, any resulting net capital gain or loss would be treated as short-term capital gain or loss.
The information below is only a general summary based on current statutes and regulations as well as current policies of each state, all of which may change possibly with retroactive effect. You should consult your tax advisor concerning your own tax situation and the state and local tax consequences of investing in the Funds.
California Taxes. California personal income tax law provides that dividends paid by a regulated investment company, or series thereof, from interest on obligations that would be exempt from California personal income tax if held directly by an individual, are excludable from gross income if such dividends are reported by the fund as such exempt-interest dividends in written statements furnished to shareholders. In general, such exempt obligations will include California exempt and U.S. exempt obligations. Moreover, for the California Municipal Money Market Fund to qualify to pay such exempt-interest dividends under California law, at least 50% of the value of its assets must consist of such exempt obligations at the close of each quarter of its taxable year and the Fund must be qualified as a regulated investment company. Distributions to individual shareholders derived from items other than exempt-interest described above will be subject to California personal income tax. In addition, corporate shareholders should note that dividends will not be exempt from California corporate franchise tax and may not be exempt from the California corporate income tax. California has an alternative minimum tax similar to the federal alternative minimum tax. However, the California alternative minimum tax does not include interest from private activity municipal obligations as an item of tax preference. Interest on indebtedness incurred or continued by a shareholder in connection with the purchase of shares of the Fund will not be deductible for California personal income tax purposes. Under California law, exempt-interest dividends (including some dividends paid after the close of the year as described in Section 855 of the Internal Revenue Code) may not exceed the excess of (A) the amount of interest received by the fund which would be tax-exempt interest if the obligations on which the interest was paid were held by an individual over (B) the amount that would be considered expenses related to exempt income and thus would not be deductible under California personal income tax law. Investors should consult their tax advisors about other state and local tax consequences of the investment in the Fund.
New York Taxes. Dividends received from the New York Municipal Money Market Fund that are derived from interest attributable to obligations of the State of New York or certain other governmental entities (for example, the Commonwealth of Puerto Rico or the U.S. Virgin Islands), the interest on which was excludable from gross income for purposes of both federal income taxation and New York State and City personal income taxation (“New York Tax-Exempt Bonds”) and designated as such, generally are exempt from New York State and New York City personal income tax as well as from the New York City unincorporated business tax (but not New York State corporation franchise tax or the New York City general corporate tax), provided that such dividends constitute exempt-interest dividends under Section 852(b)(5) of the Internal Revenue Code. Dividends and other distributions (aside from exempt-interest dividends derived from New York Tax-Exempt Bonds) generally are not exempt from New York State and New York City taxes. For New York State and City tax purposes, distributions of net long-term capital gain will be taxable at the same rates as ordinary income. Distributions by the Fund from investment income and capital gains, including exempt-interest dividends, also generally are included in a corporation’s net investment income for purposes of calculating such corporation’s obligations under the New York State corporation franchise tax and the New York City general corporation tax, if received by a corporation subject to those taxes, and will be subject to such taxes to the extent that a corporation’s net investment income is allocated to New York State and/or New York City. To the extent that investors are subject to state and local taxes outside of New York State all dividends paid by the Fund may be taxable income for purposes thereof. To the extent that the Fund’s dividends are derived from interest attributable to the obligations of any other state or of a political subdivision of any such other state or are derived from capital gains, such dividends generally will not be exempt from New York State or New York City tax. Interest incurred to buy or carry shares of the Fund is not deductible for federal, New York State or New York City personal income tax purposes. The foregoing is a general summary of the New York State and New York City tax consequences of investing in the Fund. Investors should consult their tax advisors about New York and other state and local tax consequences of investment in the Fund.
Please see the Statement of Additional Information for additional discussion of the tax consequences of the above-described and other investments to each Fund and its shareholders.
The dates on which net investment income and capital gain, if any, will be distributed are available online at www.jpmorganfunds.com.
Early in each calendar year, each Fund will send you a notice showing the amount of distributions you received during the preceding calendar year and the tax status of those distributions.
Gain, if any, resulting from the sale or exchange of your shares generally will be subject to tax.
Any investor for whom a Fund does not have a valid Taxpayer Identification Number may be subject to backup withholding.
July 1, 2018  |  79

Shareholder Information (continued)
The Funds are not intended for foreign shareholders. Any foreign shareholders would generally be subject to U.S. tax withholding on distributions by the Funds, as discussed in the Statement of Additional Information.
Distributions by a Fund to retirement plans and other entities that qualify for tax-exempt or tax-deferred treatment under federal income tax laws will generally not be taxable. Special tax rules apply to investments through such plans. The tax considerations described in this section do not apply to such tax-exempt or tax-deferred entities or accounts. You should consult your tax advisor to determine the suitability of a Fund as an investment and the tax treatment of distributions.
The above is a general summary of tax implications of investing in the Funds. Because each investor’s tax consequences are unique, please consult your tax advisor to see how investing in the Funds will affect your own tax situation.
IMPORTANT TAX REPORTING CONSIDERATIONS
Your Financial Intermediary or the Fund (if you hold your shares in a Fund direct account) is required to report gains and losses to the IRS in connection with redemptions of shares by S corporations purchased after January 1, 2012. If a shareholder is a corporation and has not instructed the Fund that it is a C corporation in its account application or by written instruction to J.P. Morgan Funds Services, P.O. Box 8528, Boston, MA 02266-8528, the Fund will treat the shareholder as an S corporation and file a Form 1099-B.
Shareholder Statements and Reports
The Funds will send you transaction confirmation statements and account statements at least quarterly. If your account is held through a Financial Intermediary, you may receive your statements and confirmations from your Financial Intermediary on a different schedule. Please review these statements carefully. The Funds will correct errors if notified within one year of the date printed on the transaction confirmation or account statement. Your Financial Intermediary may have a different cut-off time. J.P. Morgan Funds will charge a fee for requests for statements that are older than two years. Please retain all of your statements, as they could be needed for tax purposes.
To reduce expenses and conserve natural resources, the Funds will deliver a single copy of prospectuses and financial reports to individual investors who share a residential address, provided they have the same last name or the Funds reasonably believe they are members of the same family. If you would like to receive separate mailings, please call 1-800-480-4111 and the Funds will begin individual delivery within 30 days. If you would like to receive these documents by e-mail, please visit www.jpmorganfunds.com and sign up for electronic delivery.
If you are the record owner of your Fund shares (that is, you did not use a Financial Intermediary to buy your shares), you may access your account statements at www.jpmorganfunds.com.
After each fiscal half-year, you will receive a financial report from the Funds. In addition, the Funds will periodically send you proxy statements and other reports.
If you have any questions or need additional information, please write to J.P. Morgan Funds Services at P.O. Box 8528, Boston, MA 02266-8528, call 1-800-480-4111 or visit www.jpmorganfunds.com.
Availability of Proxy Voting Record
The Trustees have delegated the authority to vote proxies for securities owned by each Fund to JPMIM. A copy of each Fund’s voting record for the most recent 12-month period ended June 30 is available on the SEC’s website at www.sec.gov or on the J.P. Morgan Funds’ website at www.jpmorganfunds.com no later than August 31 of each year. Each Fund’s proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.
Portfolio Holdings Disclosure
Each business day, each Fund will make available upon request an uncertified complete schedule of its portfolio holdings as of the prior business day.
Not later than 60 days after the end of each fiscal quarter, each Fund will make available, upon request, a complete schedule of its portfolio holdings as of the last day of that quarter. In addition to providing hard copies upon request, the Funds will post these quarterly schedules on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and on the SEC’s website at www.sec.gov.
Not later than five business days after the end of each calendar month, each Fund will post detailed information regarding its portfolio holdings, as well as its dollar-weighted average maturity and dollar-weighted average life, as of the last day of that month on the J.P. Morgan Funds’ website and provide a link to the SEC website where the most recent twelve months of publicly available information filed by the Fund may be obtained.
In addition, not later than five business days after the end of each calendar month, each Fund will file a schedule of detailed information regarding its portfolio holdings as of the last day of that month with the SEC. These filings will be publicly available on the J.P. Morgan Funds’ website at www.jpmorganfunds.com and the SEC’s website upon filing.
Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111. A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the Statement of Additional Information.
In addition, each Fund may post portfolio holdings on the J.P. Morgan Funds’ website at www.jpmorganfunds.com or on the J.P. Morgan external websites.

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On each business day, all Funds will post their levels of daily and weekly liquid assets as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
On each business day, all Funds will post information regarding their net inflows/outflows and as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day during the preceding six months on the J.P. Morgan Funds’ website.
Disclosure of Market-Based Net Asset Value
On each business day, each of the Funds will post its market-based NAV per share (Market-Based NAV) to four decimal places shown as of the final time that the net asset value was calculated for the Fund on the previous business day and each business day for the Fund during the preceding six months on the J.P. Morgan Funds’ website.
The Market-Based NAV of the Retail Funds and Government Funds will be provided for informational purposes only. For purposes of transactions in the shares of each Retail Fund or Government Fund, in accordance with Rule 2a-7, the price for shares will continue to be the NAV per share of the applicable share class, calculated using the amortized cost method to two decimals, as described under “How Your Account Works.”
July 1, 2018  |  81

What the Terms Mean
Asset-backed securities: Interests in a stream of payments from specific assets, such as auto or credit card receivables.
Commercial paper: Short-term securities with maturities of 1 to 270 days which are issued by banks, corporations and others.
Daily liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) securities that will mature or are subject to a demand feature that is exercisable and payable within one business day and (iv) amounts receivable and due unconditionally within one business day on pending sales of portfolio securities.
Demand notes: Debt securities with no set maturity date. The investor can generally demand payment of the principal at any time.
Distribution fee: Covers the cost of the distribution system used to sell shares to the public.
Dollar-weighted average maturity: The average maturity of the Fund is the average amount of time until the organization(s) that issued the debt securities in the Fund’s portfolio must pay off the principal amount of the debt. This calculation may utilize maturity shortening provisions under applicable rules. “Dollar-weighted” means the larger the dollar value of debt security in the Fund, the more weight it gets in calculating this average. To calculate the dollar-weighted average maturity, the Fund may treat a variable or floating rate security as having a maturity equal to the time remaining to the security’s next interest rate reset date rather than the security’s actual maturity date.
Dollar-weighted average life: The dollar weighted average portfolio maturity without reference to the exceptions used for variable or floating rate securities regarding the use of the date of interest rate resets in lieu of the security’s actual maturity date.
Floating rate securities: Securities whose interest rates adjust automatically whenever a particular interest rate changes.
GSE: A financial services corporation created by the United States Congress, such as Federal National Mortgage Association, or Fannie Mae, and the Federal Home Loan Mortgage Corporation, or Freddie Mac. Certain securities issued by such corporations may be subject to mortgage-related securities risk.
Liquidity: The ability to easily convert investments into cash without losing a significant amount of money in the process.
Liquidity fees and redemption gates: Certain Funds’ policies and procedures permit the Board to impose liquidity fees on redemptions and/or redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold.
Management fee: A fee paid to the investment adviser to manage the Fund and make decisions about buying and selling the Fund’s investments.
Municipal lease obligations: These provide participation in municipal lease agreements and installment purchase contracts, but are not part of general obligations of the municipality.
Municipal obligations: Debt securities issued by or on behalf of states, territories and possessions or by their agencies or other groups with authority to act for them. Interest on certain municipal obligations, generally issued as general obligation and revenue bonds, is exempt from federal taxation and state and/or local taxes in the state where issued.
Other expenses: Miscellaneous items, including transfer agency, administration, custody and registration fees.
Qualified U.S. and foreign banks: These include (i) U.S. banks with more than $1 billion in total assets, and foreign branches of these banks; or (ii) foreign banks with the equivalent of more than $1 billion in total assets and which have branches or agencies in the U.S. or (iii) other U.S. or foreign commercial banks which the Fund’s adviser judges to have comparable credit standing.
Repurchase agreement: A special type of a short-term investment. A dealer sells securities to a Fund and agrees to buy them back later for a set price. This set price includes interest. In effect, the dealer is borrowing the Fund’s money for a short time, using the securities as collateral.
Reverse repurchase agreement: Contract whereby the Fund sells a security and agrees to repurchase it from the buyer on a particular date and at a specific price. Considered a form of borrowing.
Service fee: A fee to cover the cost of paying Financial Intermediaries to provide certain support services for your account.
U.S. government securities: Debt instruments (Treasury bills, notes, and bonds) guaranteed by the U.S. government or its agencies or instrumentalities for the timely payment of principal and interest.
Variable rate securities: Securities whose interest rates are periodically adjusted.
Weekly liquid assets: Means (i) cash; (ii) direct obligations of the U.S. Government; (iii) Government securities issued by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, that are issued at a discount to the principal amount to be repaid at maturity without the provision for the payment of interest and have a remaining maturity of 60 days or less; (iv) securities that will mature or are subject to a demand feature that is exercisable and payable within five business days and (v) amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

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Financial Highlights
The financial highlights table is intended to help you understand a Fund’s financial performance for each share class for the past five fiscal years or the period of a Fund’s operations, as applicable. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions). This information for each period presented has been audited by PricewaterhouseCoopers LLP, whose reports, along with each Fund’s financial statements, are included in the respective Fund’s annual report, which is available upon request.
To the extent that a Fund invests in other funds, the Total Annual Operating Expenses included in the Fee Table will not correlate to the ratio of expenses to average net assets in the financial highlights below.
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Prime Money Market Fund*
Class C
Year Ended February 28, 2018	$1.0004	$ 0.0039 (b)	$ — (c)	$ 0.0039	$(0.0042)	$— (c)	$(0.0042)
Year Ended February 28, 2017	1.0000	0.0001 (b)	0	0	(0.0003)	— (c)	(0.0003)
Year Ended February 29, 2016	1.00	— (b)(d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2015	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2014	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Morgan
Year Ended February 28, 2018	1.0004	0.0089 (b)	(0.0005)	0.01	(0.0087)	— (c)	(0.0087)
Year Ended February 28, 2017	1.0000	0.0014 (b)	0	0	(0.0022)	— (c)	(0.0022)
Year Ended February 29, 2016	1.00	— (b)(d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2015	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2014	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.00005.
(d)	Amount rounds to less than $0.005.
*	The Prime Money Market Fund began utilizing a floating NAV calculated to four decimal places on October 3, 2016.
84  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$ 1.0001	0.39%	$ 2,012	0.97%	0.39%	2.27%
1.0004	0.07	4,289	0.60	0.01	1.20
1.00	0.01	39,558	0.34	0.01	1.18
1.00	0.01	16,897	0.22	0.01	1.16
1.00	0.01	17,658	0.23	0.01	1.16

1.0001	0.84	739,866	0.52	0.89	0.56
1.0004	0.26	534,288	0.52	0.14	0.54
1.00	0.01	1,877,099	0.31	0.01	0.52
1.00	0.01	2,278,962	0.22	0.01	0.51
1.00	0.01	2,332,919	0.23	0.01	0.51
July 1, 2018  |  85

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Government Money Market Fund
Morgan
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
86  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.48%	$ 1,231,217	0.59%	0.44%	0.61%
1.00	0.02	2,460,361	0.46	0.02	0.61
1.00	0.01	2,229,161	0.17	0.01	0.61
1.00	0.01	2,039,361	0.08	0.01	0.61
1.00	0.01	2,435,725	0.09	0.01	0.61
July 1, 2018  |  87

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
U.S. Treasury Plus Money Market Fund
Class C
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2018	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
88  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.15%	$ 417,056	0.90%	0.13%	1.16%
1.00	0.00 (d)	578,579	0.48	0.00 (d)	1.16
1.00	0.00 (d)	154,988	0.15	0.00 (d)	1.16
1.00	0.00 (d)	168,863	0.07	0.00 (d)	1.16
1.00	0.00 (d)	142,412	0.08	0.00 (d)	1.16

1.00	0.47	283,619	0.59	0.48	0.62
1.00	0.00 (d)	244,830	0.43	0.00 (d)	0.61
1.00	0.00 (d)	706,209	0.15	0.00 (d)	0.61
1.00	0.00 (d)	734,788	0.07	0.00 (d)	0.61
1.00	0.00 (d)	612,152	0.08	0.00 (d)	0.61
July 1, 2018  |  89

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Federal Money Market Fund
Morgan
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
90  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.46%	$ 32,224	0.59%	0.44%	0.69%
1.00	0.02	53,090	0.42	0.01	0.67
1.00	0.01	131,723	0.16	0.01	0.65
1.00	0.01	111,292	0.07	0.01	0.65
1.00	0.01	96,652	0.07	0.01	0.64
July 1, 2018  |  91

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
100% U.S. Treasury Securities Money Market Fund
Morgan
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	—	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
92  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.45%	$ 1,617,985	0.59%	0.46%	0.61%
1.00	0.00 (d)	1,148,892	0.40	0.00 (d)	0.61
1.00	0.00 (d)	1,990,677	0.10	0.00 (d)	0.61
1.00	0.00 (d)	1,477,551	0.05	0.00	0.61
1.00	0.00 (d)	1,625,797	0.07	0.00	0.61
July 1, 2018  |  93

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Liquid Assets Money Market Fund
Class C
Year Ended February 28, 2018	$1.00	$ — (b)(c)	$— (c)	$ — (c)	$ — (c)	$— (c)	$ — (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Morgan
Year Ended February 28, 2018	1.00	0.01 (b)	— (c)	0.01	(0.01)	— (c)	(0.01)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
94  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.40%	$ 22,267	0.97%	0.38%	1.20%
1.00	0.04	33,104	0.55	0.01	1.18
1.00	0.01	505,609	0.33	0.01	1.18
1.00	0.01	704,276	0.24	0.01	1.17
1.00	0.01	670,626	0.24	0.01	1.18

1.00	0.78	156,049	0.59	0.78	0.70
1.00	0.16	144,168	0.54	0.04	0.64
1.00	0.01	1,609,448	0.33	0.01	0.63
1.00	0.01	1,684,561	0.24	0.01	0.62
1.00	0.01	2,367,494	0.24	0.01	0.63
July 1, 2018  |  95

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Tax Free Money Market Fund
Morgan
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
96  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.35%	$ 9,555	0.59%	0.34%	0.66%
1.00	0.05	11,468	0.44	0.04	0.62
1.00	0.03	111,381	0.04	0.01	0.62
1.00	0.02	109,439	0.08	0.01	0.61
1.00	0.02	280,117	0.12	0.01	0.61
July 1, 2018  |  97

Financial Highlights (continued)
	Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
Municipal Money Market Fund
Morgan
Year Ended February 28, 2018	$1.00	$— (b)(c)	$— (c)	$— (c)	$— (c)	$— (c)	$— (c)
Year Ended February 28, 2017	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 29, 2016	1.00	— (b)(c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2015	1.00	— (c)	— (c)	— (c)	— (c)	— (c)	— (c)
Year Ended February 28, 2014	1.00	— (c)	— (c)	— (c)	— (c)	—	— (c)
(a)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(b)	Calculated based upon average shares outstanding.
(c)	Amount rounds to less than $0.005.
(d)	Amount rounds to less than 0.005%.
98  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets
Net asset value, end of period	Total return	Net assets, end of period (000’s)	Net expenses (a)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

$1.00	0.40%	$ 13,794	0.59%	0.28%	0.63%
1.00	0.08	312,787	0.49	0.07	0.64
1.00	0.01	387,521	0.08	0.01	0.62
1.00	0.01	353,483	0.13	0.01	0.62
1.00	0.00 (d)	330,333	0.19	0.00 (d)	0.62
July 1, 2018  |  99

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
California Municipal Money Market Fund
Morgan
Year Ended February 28, 2018	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2017	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 29, 2016	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2015	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2014	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Calculated based upon average shares outstanding.
100  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

1.00	0.38	1,310	0.59	0.27	0.75
1.00	0.08	7,314	0.41	0.04	0.64
1.00	0.02	307,260	0.06	0.01	0.62
1.00	0.02	318,472	0.08	0.01	0.62
1.00	0.02	413,810	0.12	0.01	0.62
July 1, 2018  |  101

Financial Highlights (continued)
		Per share operating performance
		Investment operations			Distributions
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gains (losses) on investments	Total from investment operations	Net investment income	Net realized gain	Total distributions
New York Municipal Money Market Fund
Morgan
Year Ended February 28, 2018	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2017	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 29, 2016	1.00	— (d)(e)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2015	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
Year Ended February 28, 2014	1.00	— (d)	— (d)	— (d)	— (d)	— (d)	— (d)
(a)	Annualized for periods less than one year, unless otherwise noted.
(b)	Not annualized for periods less than one year.
(c)	Includes earnings credits and interest expense, if applicable, each of which is less than 0.005% unless otherwise noted.
(d)	Amount rounds to less than $0.005.
(e)	Calculated based upon average shares outstanding.
102  |  J.P. Morgan Money Market Funds

	Ratios/Supplemental data
			Ratios to average net assets (a)
Net asset value, end of period	Total return (b)	Net assets, end of period (000’s)	Net expenses (c)	Net investment income (loss)	Expenses without waivers, reimbursements and earnings credits

1.00	0.36	134,395	0.59	0.31	0.67
1.00	0.06	303,713	0.47	0.06	0.66
1.00	0.01	491,120	0.08	0.01	0.63
1.00	0.01	542,897	0.10	0.01	0.63
1.00	0.02	623,670	0.14	0.01	0.63
July 1, 2018  |  103

Additional Fee and Expense Information
ADDITIONAL FEE AND EXPENSE INFORMATION
FOR JPMT II FUNDS AND FORMER ONE GROUP MUTUAL FUNDS
In connection with the 2004 final settlement between Banc One Investment Advisors Corporation (BOIA), subsequently known as JPMorgan Investment Advisors Inc. (JPMIA), with the New York Attorney General arising out of market timing of certain mutual funds advised by BOIA, BOIA agreed, among other things, to disclose hypothetical information regarding investment and expense information to Fund shareholders. The hypothetical examples are provided for JPMT II Funds or those Funds that have acquired the assets and liabilities of a JPMT II Fund or a series of One Group Mutual Funds.
The “Gross Expense Ratio” includes the contractual expenses that make up the investment advisory, administration and service fees, Rule 12b-1 distribution fees, fees paid to vendors not affiliated with JPMIM that provide services to the Funds and other fees and expenses of the Funds. The “Net Expense Ratio” is Gross Expenses less any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates, as applicable.
The table below shows the ratios for Morgan and Class C Shares of the affected Funds offered in this prospectus.

	Class	Net Expense Ratio	Gross Expense Ratio
JPMorgan Prime Money Market Fund	Morgan	0.52%	0.56%
	C	0.97%	2.27%
JPMorgan Liquid Assets Money Market Fund	Morgan	0.59%	0.70%
	C	0.97%	1.20%
JPMorgan U.S. Government Money Market Fund	Morgan	0.59%	0.61%
JPMorgan U.S. Treasury Plus Money Market Fund	Morgan	0.59%	0.62%
	C	0.97%	1.16%
JPMorgan 100% U.S. Treasury Securities Money Market Fund	Morgan	0.59%	0.61%
JPMorgan Municipal Money Market Fund	Morgan	0.59%	0.63%
A Fund’s annual return is reduced by its fees and expenses for that year. The examples below are intended to help you understand the annual and cumulative impact of the Fund’s fees and expenses on your investment through a hypothetical investment of $10,000 held for the next 10 years. The examples assume the following:
•	On July 1, 2018, you invest $10,000 in the Fund and you will hold the shares for the entire 10 year period;
•	Your investment has a 5% return each year;
•	The Fund’s operating expenses remain at the levels discussed below and are not affected by increases or decreases in Fund assets over time;
•	At the time of purchase, any applicable initial sales charges (loads) are deducted; and
•	There is no sales charge (load) on reinvested dividends.
•	The annual costs are calculated using the Net Expense Ratios for the period through the expiration of any fee waivers or expense reimbursements memorialized in a written contract between the Funds and JPMIM and/or its affiliates; and the Gross Expense Ratios thereafter.
“Gross Cumulative Return” shows what the cumulative return on your investment at the end of each 12 month period (year) ended June 30 would be if Fund expenses are not deducted. “Net Cumulative Return” shows what the cumulative return on your investment at the end of each year would be assuming Fund expenses are deducted each year in the amount shown under “Annual Costs.” “Net Annual Return” shows what effect the “Annual Costs” will have on the assumed 5% annual return for each year.
Your actual costs may be higher or lower than those shown.
104  |   J.P. Morgan Money Market Funds

JPMorgan Prime Money Market Fund
	Morgan Shares				Class C Shares[1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 53	5.00%	4.48%	4.48%	$ 99	5.00%	4.03%	4.03%
June 30, 2020	60	10.25	9.12	4.44	239	10.25	6.87	2.73
June 30, 2021	62	15.76	13.96	4.44	246	15.76	9.79	2.73
June 30, 2022	65	21.55	19.02	4.44	253	21.55	12.78	2.73
June 30, 2023	68	27.63	24.31	4.44	260	27.63	15.86	2.73
June 30, 2024	71	34.01	29.83	4.44	267	34.01	19.03	2.73
June 30, 2025	74	40.71	35.59	4.44	274	40.71	22.28	2.73
June 30, 2026	78	47.75	41.61	4.44	281	47.75	25.61	2.73
June 30, 2027	81	55.13	47.90	4.44	289	55.13	29.04	2.73
June 30, 2028	85	62.89	54.47	4.44	297	62.89	32.57	2.73
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$199	4.00%	3.03%	3.03%

JPMorgan Liquid Assets Money Market Fund
	Morgan Shares				Class C Shares[1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$ 60	5.00%	4.41%	4.41%	$ 99	5.00%	4.03%	4.03%
June 30, 2020	75	10.25	8.90	4.30	127	10.25	7.98	3.80
June 30, 2021	78	15.76	13.58	4.30	132	15.76	12.09	3.80
June 30, 2022	81	21.55	18.47	4.30	137	21.55	16.35	3.80
June 30, 2023	85	27.63	23.56	4.30	142	27.63	20.77	3.80
June 30, 2024	88	34.01	28.87	4.30	148	34.01	25.36	3.80
June 30, 2025	92	40.71	34.42	4.30	153	40.71	30.12	3.80
June 30, 2026	96	47.75	40.19	4.30	159	47.75	35.06	3.80
June 30, 2027	100	55.13	46.22	4.30	165	55.13	40.20	3.80
June 30, 2028	105	62.89	52.51	4.30	171	62.89	45.52	3.80
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$199	4.00%	3.03%	3.03%
July 1, 2018  |  105

Additional Fee and Expense Information (continued)
JPMorgan U.S. Government Money Market Fund
	Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$60	5.00%	4.41%	4.41%
June 30, 2020	65	10.25	8.99	4.39
June 30, 2021	68	15.76	13.78	4.39
June 30, 2022	71	21.55	18.77	4.39
June 30, 2023	74	27.63	23.99	4.39
June 30, 2024	77	34.01	29.43	4.39
June 30, 2025	81	40.71	35.11	4.39
June 30, 2026	84	47.75	41.04	4.39
June 30, 2027	88	55.13	47.24	4.39
June 30, 2028	92	62.89	53.70	4.39

JPMorgan U.S. Treasury Plus Money Market Fund
	Morgan Shares				Class C Shares[1]
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$60	5.00%	4.41%	4.41%	$ 99	5.00%	4.03%	4.03%
June 30, 2020	66	10.25	8.98	4.38	123	10.25	8.02	3.84
June 30, 2021	69	15.76	13.76	4.38	128	15.76	12.17	3.84
June 30, 2022	72	21.55	18.74	4.38	133	21.55	16.48	3.84
June 30, 2023	75	27.63	23.94	4.38	138	27.63	20.95	3.84
June 30, 2024	79	34.01	29.37	4.38	143	34.01	25.60	3.84
June 30, 2025	82	40.71	35.03	4.38	148	40.71	30.42	3.84
June 30, 2026	86	47.75	40.95	4.38	154	47.75	35.43	3.84
June 30, 2027	89	55.13	47.12	4.38	160	55.13	40.63	3.84
June 30, 2028	93	62.89	53.57	4.38	166	62.89	46.03	3.84
1	The disclosure and numbers for Class C Shares shown above assume that the shareholder did not redeem the shares. With redemption, the numbers for Class C Shares for the first year (period ended June 30, 2019) would be as follows:

Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
$199	4.00%	3.03%	3.03%
106  |  J.P. Morgan Money Market Funds

JPMorgan 100% Treasury Securities Money Market Fund
	Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$60	5.00%	4.41%	4.41%
June 30, 2020	65	10.25	8.99	4.39
June 30, 2021	68	15.76	13.78	4.39
June 30, 2022	71	21.55	18.77	4.39
June 30, 2023	74	27.63	23.99	4.39
June 30, 2024	77	34.01	29.43	4.39
June 30, 2025	81	40.71	35.11	4.39
June 30, 2026	84	47.75	41.04	4.39
June 30, 2027	88	55.13	47.24	4.39
June 30, 2028	92	62.89	53.70	4.39

JPMorgan Municipal Money Market Fund
	Morgan Shares
Period Ended	Annual Costs	Gross Cumulative Return	Net Cumulative Return	Net Annual Return
June 30, 2019	$60	5.00%	4.41%	4.41%
June 30, 2020	67	10.25	8.97	4.37
June 30, 2021	70	15.76	13.73	4.37
June 30, 2022	73	21.55	18.71	4.37
June 30, 2023	76	27.63	23.89	4.37
June 30, 2024	80	34.01	29.31	4.37
June 30, 2025	83	40.71	34.96	4.37
June 30, 2026	87	47.75	40.85	4.37
June 30, 2027	91	55.13	47.01	4.37
June 30, 2028	95	62.89	53.43	4.37
July 1, 2018  |  107

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How to Reach Us
MORE INFORMATION
For investors who want more information on these Funds the following documents are available free upon request:
ANNUAL AND SEMI-ANNUAL REPORTS
Our annual and semi-annual reports contain more information about each Fund’s investments and performance.
STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information about the Funds and their policies. It is incorporated by reference into this prospectus. This means, by law, it is considered to be part of this prospectus.
You can get a free copy of these documents and other information, or ask us any questions, by calling us at 1-800-480-4111 or writing to:
J. P. Morgan Funds Services
P.O. Box 219143
Kansas City, MO 64121-9143
If you buy your shares through a Financial Intermediary, you should contact that Financial Intermediary directly for more information. You can also find information online at www.jpmorganfunds.com.
You can write or e-mail the SEC’s Public Reference Section and ask them to mail you information about the Funds, including the SAI. They will charge you a copying fee for this service.
Public Reference Section
Washington, DC 20549-1520
1-202-551-8090
E-mail: publicinfo@sec.gov
Reports, a copy of the SAI and other information about the Funds are also available on the EDGAR Database on the SEC’s website at http://www.sec.gov.
Investment Company Act File Nos.
JPMorgan Trust I	811-21295
JPMorgan Trust II	811-4236

©JPMorgan Chase & Co. 2019. All rights reserved. July 2019.
PR-MMM-718-2